PGIM Core Bond Fund
Schedule of Investments as of October 31, 2022 (unaudited)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Long-Term Investments 99.4%
Asset-Backed Securities 20.8%
Automobiles 5.2%
AmeriCredit Automobile Receivables Trust,
Series 2019-01, Class C	3.360%	02/18/25	282	$280,639
Series 2019-02, Class C	2.740	04/18/25	700	693,397
Series 2019-03, Class C	2.320	07/18/25	1,700	1,669,583
Series 2020-01, Class B	1.480	01/21/25	1,292	1,278,826
Series 2021-02, Class C	1.010	01/19/27	1,300	1,177,150
Series 2021-03, Class C	1.410	08/18/27	1,400	1,259,361
Avis Budget Rental Car Funding AESOP LLC,
Series 2018-01A, Class A, 144A	3.700	09/20/24	1,100	1,083,408
Series 2018-02A, Class A, 144A	4.000	03/20/25	500	489,483
Series 2019-02A, Class A, 144A	3.350	09/22/25	1,100	1,053,769
Series 2019-03A, Class A, 144A	2.360	03/20/26	1,700	1,576,907
Series 2020-01A, Class A, 144A	2.330	08/20/26	1,200	1,087,243
Series 2021-01A, Class A, 144A	1.380	08/20/27	3,500	2,981,807
Series 2021-02A, Class A, 144A	1.660	02/20/28	3,800	3,232,301
Series 2022-01A, Class A, 144A	3.830	08/21/28	4,800	4,501,286
CarMax Auto Owner Trust,
Series 2021-02, Class C	1.340	02/16/27	1,100	986,182
Series 2021-04, Class C	1.380	07/15/27	800	707,174
Series 2022-01, Class C	2.200	11/15/27	1,300	1,168,993
Series 2022-01, Class D	2.470	07/17/28	600	538,235

Drive Auto Receivables Trust, Series 2021-01, Class B	0.650	07/15/25	313	312,527
Ford Credit Auto Owner Trust,
Series 2018-01, Class A, 144A	3.190	07/15/31	1,300	1,238,503
Series 2019-01, Class A, 144A	3.520	07/15/30	3,400	3,306,395
Series 2020-01, Class A, 144A	2.040	08/15/31	3,300	3,033,963
Series 2020-02, Class A, 144A	1.060	04/15/33	1,100	965,275
Series 2021-01, Class B, 144A	1.610	10/17/33	630	546,484
Series 2021-02, Class B, 144A	1.910	05/15/34	600	516,134

Ford Credit Floorplan Master Owner Trust, Series 2020-02, Class A	1.060	09/15/27	2,800	2,490,279
GLS Auto Receivables Issuer Trust, Series 2021-04A, Class B, 144A	1.530	04/15/26	1,700	1,613,859
GM Financial Revolving Receivables Trust, Series 2021-01, Class B, 144A	1.490	06/12/34	200	169,640
Hertz Vehicle Financing III LP, Series 2021-02A, Class A, 144A	1.680	12/27/27	1,900	1,602,169
Hertz Vehicle Financing LLC,
Series 2021-01A, Class A, 144A	1.210	12/26/25	2,200	1,998,834
Series 2022-02A, Class A, 144A	2.330	06/26/28	5,500	4,693,388

PGIM Core Bond Fund
Schedule of Investments as of October 31, 2022 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (Continued)
Automobiles (cont’d.)
OneMain Direct Auto Receivables Trust,
Series 2019-01A, Class A, 144A	3.630%	09/14/27	4,100	$3,901,635
Series 2021-01A, Class B, 144A	1.260	07/14/28	2,700	2,326,693
Santander Drive Auto Receivables Trust,
Series 2020-02, Class C	1.460	09/15/25	243	242,090
Series 2020-03, Class C	1.120	01/15/26	1,292	1,276,408
Series 2020-04, Class C	1.010	01/15/26	1,145	1,130,208
Series 2021-02, Class C	0.900	06/15/26	1,100	1,066,367
Series 2021-02, Class D	1.350	07/15/27	2,300	2,147,820
Series 2021-03, Class C	0.950	09/15/27	2,000	1,912,306
Series 2021-04, Class C	1.260	02/16/27	2,800	2,667,889
Series 2022-01, Class C	2.560	04/17/28	1,800	1,703,416

Toyota Auto Loan Extended Note Trust, Series 2020-01A, Class A, 144A	1.350	05/25/33	1,000	898,804
World Omni Select Auto Trust,
Series 2019-A, Class B	2.170	12/15/25	1,085	1,076,682
Series 2019-A, Class C	2.380	12/15/25	300	295,115
Series 2021-A, Class C	1.090	11/15/27	600	542,594
				69,441,221
Collateralized Loan Obligations 13.4%
Allegro CLO Ltd. (Cayman Islands), Series 2019-02A, Class A1A, 144A, 3 Month LIBOR + 1.390% (Cap N/A, Floor 1.390%)	5.617(c)	01/19/33	5,000	4,869,183
Anchorage Capital CLO Ltd. (Cayman Islands), Series 2021-17A, Class A1, 144A, 3 Month LIBOR + 1.170% (Cap N/A, Floor 1.170%)	5.249(c)	07/15/34	6,500	6,202,442
Apres Static CLO Ltd. (Cayman Islands), Series 2019-01A, Class A1R, 144A, 3 Month LIBOR + 1.070% (Cap N/A, Floor 0.000%)	5.149(c)	10/15/28	2,545	2,513,239
Bain Capital Credit CLO Ltd. (Cayman Islands), Series 2019-03A, Class AR, 144A, 3 Month LIBOR + 1.160% (Cap N/A, Floor 1.160%)	5.438(c)	10/21/34	6,500	6,231,961
Balboa Bay Loan Funding Ltd. (Cayman Islands),
Series 2020-01A, Class AR, 144A, 3 Month LIBOR + 1.120% (Cap N/A, Floor 1.120%)	5.363(c)	01/20/32	5,000	4,832,219
Series 2021-01A, Class A, 144A, 3 Month LIBOR + 1.200% (Cap N/A, Floor 1.200%)	5.443(c)	07/20/34	3,100	2,967,311

Barings Loan Partners CLO Ltd. (Cayman Islands), Series LP-02A, Class A, 144A, 3 Month LIBOR + 1.100% (Cap N/A, Floor 1.100%)	5.343(c)	01/20/34	11,750	11,289,078

PGIM Core Bond Fund
Schedule of Investments as of October 31, 2022 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (Continued)
Collateralized Loan Obligations (cont’d.)
Battalion CLO Ltd. (Cayman Islands),
Series 2015-08A, Class A1R2, 144A, 3 Month LIBOR + 1.070% (Cap N/A, Floor 1.070%)	5.264%(c)	07/18/30	986	$964,785
Series 2016-10A, Class A1R2, 144A, 3 Month LIBOR + 1.170% (Cap N/A, Floor 1.170%)	5.495(c)	01/25/35	400	383,436
Series 2017-11A, Class AR, 144A, 3 Month LIBOR + 1.150% (Cap N/A, Floor 1.150%)	5.475(c)	04/24/34	5,500	5,230,961
Series 2019-16A, Class AR, 144A, 3 Month LIBOR + 1.120% (Cap N/A, Floor 1.120%)	5.363(c)	12/19/32	3,250	3,132,899

Carlyle Global Market Strategies CLO Ltd. (Cayman Islands), Series 2015-05A, Class A1RR, 144A, 3 Month LIBOR + 1.080% (Cap N/A, Floor 1.080%)	5.323(c)	01/20/32	10,250	9,983,851
Carlyle US CLO Ltd. (Cayman Islands),
Series 2018-01A, Class A1, 144A, 3 Month LIBOR + 1.020% (Cap N/A, Floor 0.000%)	5.263(c)	04/20/31	1,000	976,041
Series 2021-05A, Class A1, 144A, 3 Month LIBOR + 1.120% (Cap N/A, Floor 1.120%)	5.363(c)	07/20/34	7,000	6,720,000

CBAM Ltd. (Cayman Islands), Series 2020-12A, Class AR, 144A, 3 Month LIBOR + 1.180% (Cap N/A, Floor 1.180%)	5.423(c)	07/20/34	8,500	8,156,509
CIFC Funding Ltd. (Cayman Islands),
Series 2014-05A, Class A1R2, 144A, 3 Month LIBOR + 1.200% (Cap N/A, Floor 1.200%)	5.279(c)	10/17/31	1,000	973,245
Series 2021-05A, Class A, 144A, 3 Month LIBOR + 1.140% (Cap N/A, Floor 1.140%)	5.219(c)	07/15/34	2,000	1,911,602

Crown Point CLO Ltd. (Cayman Islands), Series 2021-11A, Class A, 144A, 3 Month LIBOR + 1.120% (Cap N/A, Floor 1.120%)	5.199(c)	01/17/34	5,500	5,270,285
Elevation CLO Ltd. (Cayman Islands),
Series 2017-06A, Class A1, 144A, 3 Month LIBOR + 1.280% (Cap N/A, Floor 1.280%)	5.359(c)	07/15/29	207	204,172
Series 2021-13A, Class A1, 144A, 3 Month LIBOR + 1.190% (Cap N/A, Floor 1.190%)	5.269(c)	07/15/34	3,500	3,330,382

Elmwood CLO Ltd. (Cayman Islands), Series 2019-02A, Class AR, 144A, 3 Month LIBOR + 1.150% (Cap N/A, Floor 1.150%)	5.393(c)	04/20/34	7,000	6,713,919
Generate CLO Ltd. (Cayman Islands), Series 02A, Class AR, 144A, 3 Month LIBOR + 1.150% (Cap N/A, Floor 1.150%)	5.475(c)	01/22/31	500	490,021

PGIM Core Bond Fund
Schedule of Investments as of October 31, 2022 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (Continued)
Collateralized Loan Obligations (cont’d.)

Greywolf CLO Ltd. (Cayman Islands), Series 2018-01A, Class A1, 144A, 3 Month LIBOR + 1.030% (Cap N/A, Floor 0.000%)	5.357%(c)	04/26/31	1,000	$974,124
HPS Loan Management Ltd. (Cayman Islands),
Series 10A-16, Class A1RR, 144A, 3 Month LIBOR + 1.140% (Cap N/A, Floor 1.140%)	5.383(c)	04/20/34	3,250	3,104,219
Series 2015-06A, Class A1R, 144A, 3 Month LIBOR + 1.000% (Cap N/A, Floor 0.000%)	3.832(c)	02/05/31	248	242,954

ICG US CLO Ltd. (Cayman Islands), Series 2015-02RA, Class A1, 144A, 3 Month LIBOR + 1.370% (Cap N/A, Floor 1.370%)	5.449(c)	01/16/33	1,400	1,348,973
KKR CLO Ltd. (Cayman Islands), Series 11, Class AR, 144A, 3 Month LIBOR + 1.180% (Cap N/A, Floor 1.180%)	5.259(c)	01/15/31	500	491,112
Logan CLO Ltd. (Cayman Islands), Series 2021-01A, Class A, 144A, 3 Month LIBOR + 1.160% (Cap N/A, Floor 1.160%)	5.403(c)	07/20/34	5,250	5,067,807
Madison Park Funding Ltd. (Cayman Islands),
Series 12A, Class AR, 144A, 3 Month LIBOR + 0.830% (Cap N/A, Floor 0.000%)	5.155(c)	04/22/27	2,509	2,466,056
Series 2015-18A, Class ARR, 144A, 3 Month LIBOR + 0.940% (Cap N/A, Floor 0.940%)	5.218(c)	10/21/30	11,500	11,213,965
MidOcean Credit CLO (Cayman Islands),
Series 2014-03A, Class A1R, 144A, 3 Month LIBOR + 1.120% (Cap N/A, Floor 1.120%)	5.398(c)	04/21/31	988	955,558
Series 2016-05A, Class AR, 144A, 3 Month LIBOR + 1.120% (Cap N/A, Floor 0.000%)	5.347(c)	07/19/28	507	500,257
Series 2018-09A, Class A1, 144A, 3 Month LIBOR + 1.150% (Cap N/A, Floor 1.150%)	5.393(c)	07/20/31	1,250	1,208,125

Mountain View CLO Ltd. (Cayman Islands), Series 2015-09A, Class A1R, 144A, 3 Month LIBOR + 1.120% (Cap N/A, Floor 0.000%)	5.199(c)	07/15/31	2,000	1,947,477
Northwoods Capital Ltd. (Cayman Islands),
Series 2017-15A, Class A1R, 144A, 3 Month LIBOR + 1.210% (Cap N/A, Floor 1.210%)	4.737(c)	06/20/34	9,750	9,345,078
Series 2019-20A, Class A1R, 144A, 3 Month LIBOR + 1.330% (Cap N/A, Floor 1.330%)	5.688(c)	01/25/32	2,500	2,446,844

Ocean Trails CLO (Cayman Islands), Series 2014-05A, Class ARR, 144A, 3 Month LIBOR + 1.280% (Cap N/A, Floor 1.280%)	5.221(c)	10/13/31	8,355	8,130,301

PGIM Core Bond Fund
Schedule of Investments as of October 31, 2022 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (Continued)
Collateralized Loan Obligations (cont’d.)

OCP CLO Ltd. (Cayman Islands), Series 2015-09A, Class A1R2, 144A, 3 Month SOFR + 1.250% (Cap N/A, Floor 1.250%)	5.114%(c)	01/15/33	3,500	$3,382,649
Octagon Investment Partners 31 Ltd. (Cayman Islands), Series 2017-01A, Class AR, 144A, 3 Month LIBOR + 1.050% (Cap N/A, Floor 1.050%)	5.293(c)	07/20/30	3,875	3,787,162
OZLM Funding Ltd. (Cayman Islands), Series 2013-04A, Class A1R, 144A, 3 Month LIBOR + 1.250% (Cap N/A, Floor 0.000%)	5.575(c)	10/22/30	981	962,498
OZLM Ltd. (Cayman Islands), Series 2015-11A, Class A1R, 144A, 3 Month LIBOR + 1.250% (Cap N/A, Floor 0.000%)	5.665(c)	10/30/30	495	486,784
Palmer Square CLO Ltd. (Cayman Islands),
Series 2014-01A, Class A1R2, 144A, 3 Month LIBOR + 1.130% (Cap N/A, Floor 1.130%)	5.209(c)	01/17/31	1,000	981,966
Series 2015-01A, Class A1A4, 144A, 3 Month LIBOR + 1.130% (Cap N/A, Floor 1.130%)	4.114(c)	05/21/34	7,000	6,720,000

Regatta Funding Ltd. (Cayman Islands), Series 2016-01A, Class A1R2, 144A, 3 Month LIBOR + 1.150% (Cap N/A, Floor 1.150%)	4.677(c)	06/20/34	6,500	6,242,748
Romark CLO Ltd. (Cayman Islands), Series 2018-02A, Class A1, 144A, 3 Month LIBOR + 1.175% (Cap N/A, Floor 1.175%)	5.533(c)	07/25/31	250	242,857
Romark WM-R Ltd. (Cayman Islands), Series 2018-01A, Class A1, 144A, 3 Month LIBOR + 1.030% (Cap N/A, Floor 0.000%)	5.273(c)	04/20/31	990	969,146
Sixth Street CLO Ltd. (Cayman Islands), Series 2020-16A, Class A1A, 144A, 3 Month LIBOR + 1.320% (Cap N/A, Floor 1.320%)	5.563(c)	10/20/32	5,000	4,879,482
Sound Point CLO Ltd. (Cayman Islands), Series 2013-01A, Class A1R, 144A, 3 Month LIBOR + 1.070% (Cap N/A, Floor 1.070%)	5.397(c)	01/26/31	1,000	976,916
Telos CLO Ltd. (Cayman Islands), Series 2013-04A, Class AR, 144A, 3 Month LIBOR + 1.240% (Cap N/A, Floor 0.000%)	5.319(c)	01/17/30	850	835,068
TICP CLO Ltd. (Cayman Islands), Series 2017-09A, Class A, 144A, 3 Month LIBOR + 1.140% (Cap N/A, Floor 1.140%)	5.383(c)	01/20/31	1,000	977,544
Trimaran Cavu Ltd., Series 2019-01A, Class A1, 144A, 3 Month LIBOR + 1.460% (Cap N/A, Floor 1.460%)	5.703(c)	07/20/32	1,250	1,219,329

PGIM Core Bond Fund
Schedule of Investments as of October 31, 2022 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (Continued)
Collateralized Loan Obligations (cont’d.)
Voya CLO Ltd. (Cayman Islands),
Series 2013-01A, Class A1AR, 144A, 3 Month LIBOR + 1.210% (Cap N/A, Floor 0.000%)	5.289%(c)	10/15/30	747	$732,616
Series 2015-01A, Class A1R, 144A, 3 Month LIBOR + 0.900% (Cap N/A, Floor 0.900%)	5.094(c)	01/18/29	661	648,723
Series 2016-01A, Class A1R, 144A, 3 Month SOFR + 1.332% (Cap N/A, Floor 1.070%)	5.295(c)	01/20/31	1,000	979,539

Wellfleet CLO Ltd. (Cayman Islands), Series 2018-01A, Class A, 144A, 3 Month LIBOR + 1.100% (Cap N/A, Floor 1.100%)	5.179(c)	07/17/31	2,500	2,425,784
Zais CLO Ltd. (Cayman Islands), Series 2017-02A, Class A, 144A, 3 Month LIBOR + 1.290% (Cap N/A, Floor 0.000%)	5.369(c)	04/15/30	222	217,877
				180,459,079
Consumer Loans 1.1%
Lendmark Funding Trust, Series 2019-02A, Class A, 144A	2.780	04/20/28	3,404	3,293,046
OneMain Financial Issuance Trust,
Series 2020-01A, Class A, 144A	3.840	05/14/32	579	571,455
Series 2020-02A, Class A, 144A	1.750	09/14/35	2,600	2,247,897
Series 2021-01A, Class A2, 144A, 30 Day Average SOFR + 0.760% (Cap N/A, Floor 0.000%)	3.526(c)	06/16/36	2,800	2,569,436
Series 2022-02A, Class A, 144A	4.890	10/14/34	2,360	2,268,750

Oportun Funding XIV LLC, Series 2021-A, Class A, 144A	1.210	03/08/28	1,339	1,220,777
Oportun Issuance Trust, Series 2022-02, Class A, 144A	5.940	10/09/29	2,205	2,184,075
				14,355,436
Credit Cards 0.2%
Citibank Credit Card Issuance Trust, Series 2018-A07, Class A7	3.960	10/13/30	2,100	1,959,584
Equipment 0.2%
MMAF Equipment Finance LLC,
Series 2017-B, Class A5, 144A	2.720	06/15/40	800	775,437
Series 2018-A, Class A5, 144A	3.610	03/10/42	200	193,351

PGIM Core Bond Fund
Schedule of Investments as of October 31, 2022 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (Continued)
Equipment (cont’d.)
MMAF Equipment Finance LLC, (cont’d.)
Series 2019-A, Class A5, 144A	3.080%	11/12/41	800	$769,219
Series 2019-B, Class A5, 144A	2.290	11/12/41	1,200	1,095,928
				2,833,935
Home Equity Loans 0.0%
Option One Mortgage Loan Trust, Series 2005-03, Class M2, 1 Month LIBOR + 0.735% (Cap N/A, Floor 0.735%)	4.321(c)	08/25/35	172	170,944
Manufactured Housing 0.0%
Towd Point Mortgage Trust, Series 2019-MH01, Class A1, 144A	3.000(cc)	11/25/58	316	308,676
Other 0.1%
Home Partners of America Trust, Series 2021-03, Class A, 144A	2.200	01/17/41	1,799	1,516,249
Student Loans 0.6%
Commonbond Student Loan Trust,
Series 2017-BGS, Class A1, 144A	2.680	09/25/42	199	181,447
Series 2018-AGS, Class A1, 144A	3.210	02/25/44	153	143,611
Series 2020-AGS, Class A, 144A	1.980	08/25/50	692	600,147

ELFI Graduate Loan Program LLC, Series 2020-A, Class A, 144A	1.730	08/25/45	1,147	980,247
Laurel Road Prime Student Loan Trust,
Series 2017-C, Class A2B, 144A	2.810	11/25/42	39	37,843
Series 2018-B, Class A2FX, 144A	3.540	05/26/43	74	73,047
Series 2019-A, Class A2FX, 144A	2.730	10/25/48	103	100,719
Navient Private Education Refi Loan Trust,
Series 2018-A, Class A2, 144A	3.190	02/18/42	90	89,655
Series 2018-CA, Class A2, 144A	3.520	06/16/42	97	94,794
Series 2019-CA, Class A2, 144A	3.130	02/15/68	334	318,008
Series 2020-BA, Class A2, 144A	2.120	01/15/69	613	543,103
Series 2020-DA, Class A, 144A	1.690	05/15/69	475	426,960

Pennsylvania Higher Education Assistance Agency, Series 2021-01A, Class A, 144A, 1 Month LIBOR + 0.530% (Cap N/A, Floor 0.530%)	4.116(c)	05/25/70	2,065	2,000,241
SoFi Professional Loan Program LLC,
Series 2017-F, Class A2FX, 144A	2.840	01/25/41	337	324,049
Series 2019-A, Class A2FX, 144A	3.690	06/15/48	503	485,412

PGIM Core Bond Fund
Schedule of Investments as of October 31, 2022 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (Continued)
Student Loans (cont’d.)
SoFi Professional Loan Program LLC, (cont’d.)
Series 2019-C, Class A2FX, 144A	2.370%	11/16/48	590	$542,674
SoFi Professional Loan Program Trust,
Series 2018-B, Class A2FX, 144A	3.340	08/25/47	270	261,425
Series 2020-A, Class A2FX, 144A	2.540	05/15/46	1,077	989,011
Series 2020-C, Class AFX, 144A	1.950	02/15/46	548	485,801
				8,678,194

Total Asset-Backed Securities (cost $294,586,184)				279,723,318
Commercial Mortgage-Backed Securities 13.1%
Arbor Multifamily Mortgage Securities Trust,
Series 2020-MF01, Class A4, 144A	2.495	05/15/53	5,500	4,418,561
Series 2021-MF02, Class A4, 144A	2.252	06/15/54	8,900	6,777,427

Assurant Commercial Mortgage Trust, Series 2016-01A, Class AS, 144A	3.172	05/15/49	300	284,474
BANK,
Series 2019-BN20, Class A2	2.758	09/15/62	5,778	4,831,626
Series 2019-BN23, Class A2	2.669	12/15/52	2,200	1,813,353
Series 2020-BN25, Class A4	2.399	01/15/63	3,800	3,067,376
Series 2020-BN26, Class A3	2.155	03/15/63	5,000	3,952,139
Series 2020-BN27, Class A4	1.901	04/15/63	4,700	3,644,226
Series 2020-BN29, Class A3	1.742	11/15/53	2,600	1,954,369
Series 2021-BN32, Class A4	2.349	04/15/54	9,000	7,114,563
Series 2021-BN34, Class A4	2.156	06/15/63	7,000	5,412,014
Series 2021-BN38, Class A4	2.275	12/15/64	5,700	4,348,317
Barclays Commercial Mortgage Securities Trust,
Series 2016-ETC, Class A, 144A	2.937	08/14/36	500	433,332
Series 2018-TALL, Class A, 144A, 1 Month LIBOR + 0.722% (Cap N/A, Floor 0.722%)	4.134(c)	03/15/37	6,000	5,639,857
Series 2020-C07, Class A4	1.786	04/15/53	5,700	4,390,144
Series 2021-C10, Class ASB	2.268	07/15/54	5,275	4,369,179
Benchmark Mortgage Trust,
Series 2018-B01, Class A4	3.402	01/15/51	1,070	994,751
Series 2018-B03, Class A4	3.761	04/10/51	1,150	1,046,223
Series 2019-B10, Class A3	3.455	03/15/62	2,500	2,202,434
Series 2020-B17, Class A4	2.042	03/15/53	1,800	1,412,064
Series 2020-B21, Class A4	1.704	12/17/53	2,600	1,974,628
Series 2020-IG03, Class A2, 144A	2.475	09/15/48	5,500	5,069,410
Series 2021-B24, Class A3	2.010	03/15/54	2,600	2,156,189
Series 2021-B31, Class A4	2.420	12/15/54	6,400	4,933,016

PGIM Core Bond Fund
Schedule of Investments as of October 31, 2022 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Commercial Mortgage-Backed Securities (Continued)

Cantor Commercial Real Estate Lending, Series 2019-CF03, Class A3	2.752%	01/15/53	2,900	$2,363,990
CD Mortgage Trust,
Series 2016-CD01, Class A3	2.459	08/10/49	434	390,249
Series 2019-CD08, Class A3	2.657	08/15/57	2,700	2,253,853

CF Mortgage Trust, Series 2020-P01, Class A1, 144A	2.840(cc)	04/15/25	2,854	2,677,909
CFCRE Commercial Mortgage Trust, Series 2016-C07, Class A2	3.585	12/10/54	1,822	1,681,990
Citigroup Commercial Mortgage Trust,
Series 2015-GC27, Class A4	2.878	02/10/48	1,302	1,234,248
Series 2016-C03, Class A3	2.896	11/15/49	900	806,087
Series 2016-P03, Class A3	3.063	04/15/49	4,535	4,189,074
Series 2017-P08, Class A3	3.203	09/15/50	1,700	1,522,624
Series 2019-C07, Class A3	2.860	12/15/72	1,120	929,102
Series 2019-GC41, Class A4	2.620	08/10/56	3,000	2,481,310
Commercial Mortgage Trust,
Series 2015-DC01, Class A5	3.350	02/10/48	1,510	1,431,842
Series 2015-PC01, Class A4	3.620	07/10/50	1,359	1,308,180
Series 2016-COR01, Class A3	2.826	10/10/49	792	710,385
CSAIL Commercial Mortgage Trust,
Series 2017-C08, Class A3	3.127	06/15/50	1,161	1,033,186
Series 2021-C20, Class A2	2.486	03/15/54	5,800	4,741,306
Deutsche Bank Commercial Mortgage Trust,
Series 2016-C03, Class A4	2.632	08/10/49	650	583,624
Series 2020-C09, Class A4	1.644	08/15/53	5,800	4,485,708
Fannie Mae-Aces,
Series 2018-M10, Class A1	3.358(cc)	07/25/28	70	69,123
Series 2019-M21, Class 3A1	2.100	06/25/34	6,100	5,348,875
Series 2019-M25, Class A1	2.142	11/25/29	793	767,779

FHLMC Multifamily Structured Pass-Through Certificates, Series KW08, Class A2	3.600	01/25/29	4,500	4,204,127
GS Mortgage Securities Corp. Trust, Series 2021-RENT, Class A, 144A, 1 Month LIBOR + 0.700% (Cap N/A, Floor 0.700%)	4.201(c)	11/21/35	1,386	1,335,507
GS Mortgage Securities Trust,
Series 2015-GC30, Class A3	3.119	05/10/50	942	888,795
Series 2015-GC34, Class A3	3.244	10/10/48	4,166	3,887,390
Series 2021-GSA03, Class A4	2.369	12/15/54	7,000	5,293,660

JPMBB Commercial Mortgage Securities Trust, Series 2015-C27, Class A3A1	2.920	02/15/48	875	816,186
JPMCC Commercial Mortgage Securities Trust, Series 2017-JP05, Class A4	3.457	03/15/50	349	337,848

PGIM Core Bond Fund
Schedule of Investments as of October 31, 2022 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Commercial Mortgage-Backed Securities (Continued)

JPMDB Commercial Mortgage Securities Trust, Series 2017-C05, Class A4	3.414%	03/15/50	1,009	$924,057
JPMorgan Chase Commercial Mortgage Securities Trust,
Series 2016-JP02, Class A3	2.559	08/15/49	896	806,654
Series 2016-JP03, Class A4	2.627	08/15/49	646	577,580

Ladder Capital Commercial Mortgage Securities Trust, Series 2017-LC26, Class A3, 144A	3.289	07/12/50	1,188	1,070,194
Morgan Stanley Capital I Trust,
Series 2016-BNK02, Class A3	2.791	11/15/49	900	806,162
Series 2016-UB11, Class A3	2.531	08/15/49	1,807	1,597,871
UBS Commercial Mortgage Trust,
Series 2017-C05, Class A4	3.212	11/15/50	1,800	1,629,581
Series 2018-C09, Class A3	3.854	03/15/51	750	684,325
Series 2018-C14, Class A3	4.180	12/15/51	1,400	1,281,576
Series 2019-C18, Class A3	2.782	12/15/52	4,400	3,646,240

UBS-Barclays Commercial Mortgage Trust, Series 2013-C06, Class A4	3.244	04/10/46	101	99,934
Wells Fargo Commercial Mortgage Trust,
Series 2016-BNK01, Class A2	2.399	08/15/49	1,193	1,055,910
Series 2016-C35, Class A3	2.674	07/15/48	1,838	1,654,037
Series 2016-NXS06, Class A3	2.642	11/15/49	1,500	1,352,602
Series 2017-C38, Class A4	3.190	07/15/50	974	874,577
Series 2017-RB01, Class A4	3.374	03/15/50	1,012	923,383
Series 2018-C46, Class A3	3.888	08/15/51	2,000	1,823,484
Series 2019-C49, Class A3	3.749	03/15/52	3,000	2,799,812
Series 2019-C50, Class A4	3.466	05/15/52	2,500	2,190,810
Series 2019-C52, Class A3	2.631	08/15/52	2,000	1,872,708
Series 2020-C57, Class A3	1.864	08/15/53	5,300	4,065,601
Series 2021-C59, Class A3	1.958	04/15/54	5,921	4,866,791

Total Commercial Mortgage-Backed Securities (cost $212,109,365)				176,617,518
Corporate Bonds 29.8%
Aerospace & Defense 0.6%
BAE Systems PLC (United Kingdom), Sr. Unsec’d. Notes, 144A	3.400	04/15/30	335	287,374
Boeing Co. (The),
Sr. Unsec’d. Notes	2.196	02/04/26	1,530	1,360,343
Sr. Unsec’d. Notes	3.625	02/01/31	5,450	4,534,582
Sr. Unsec’d. Notes	3.750	02/01/50	830	530,016

Embraer Netherlands Finance BV (Brazil), Gtd. Notes	5.050	06/15/25	281	264,070

PGIM Core Bond Fund
Schedule of Investments as of October 31, 2022 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Aerospace & Defense (cont’d.)

Embraer Overseas Ltd. (Brazil), Gtd. Notes, 144A	5.696%	09/16/23	375	$373,125
L3Harris Technologies, Inc., Sr. Unsec’d. Notes	3.832	04/27/25	30	28,808
Raytheon Technologies Corp., Sr. Unsec’d. Notes	4.125	11/16/28	450	419,041
				7,797,359
Agriculture 0.4%
Altria Group, Inc.,
Gtd. Notes	3.400	05/06/30	630	511,873
Gtd. Notes	3.400	02/04/41	2,010	1,224,842
BAT Capital Corp. (United Kingdom),
Gtd. Notes	2.726	03/25/31	2,180	1,595,012
Gtd. Notes	3.557	08/15/27	455	398,245

BAT International Finance PLC (United Kingdom), Gtd. Notes, 144A	3.950	06/15/25	1,510	1,435,136
				5,165,108
Airlines 0.1%
American Airlines 2015-1 Class A Pass-Through Trust, Pass-Through Certificates	3.375	11/01/28	68	56,504
Delta Air Lines 2020-1 Class AA Pass-Through Trust, Pass-Through Certificates	2.000	12/10/29	607	513,208
United Airlines 2016-2 Class AA Pass-Through Trust, Pass-Through Certificates	2.875	04/07/30	294	246,052
United Airlines 2019-2 Class AA Pass-Through Trust, Pass-Through Certificates	2.700	11/01/33	410	324,383
				1,140,147
Auto Manufacturers 0.5%
BMW US Capital LLC (Germany), Gtd. Notes, 144A	2.250	09/15/23	645	629,486
Ford Motor Co., Sr. Unsec’d. Notes	5.291	12/08/46	285	210,958
Ford Motor Credit Co. LLC, Sr. Unsec’d. Notes	3.350	11/01/22	1,390	1,390,000
General Motors Co., Sr. Unsec’d. Notes	6.250	10/02/43	900	788,837

PGIM Core Bond Fund
Schedule of Investments as of October 31, 2022 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Auto Manufacturers (cont’d.)
General Motors Financial Co., Inc.,
Gtd. Notes	3.850%	01/05/28	490	$431,633
Gtd. Notes	4.350	01/17/27	180	165,931
Sr. Unsec’d. Notes	2.700	08/20/27	375	316,311
Sr. Unsec’d. Notes	3.600	06/21/30	2,655	2,173,114
				6,106,270
Banks 9.2%
Banco Santander SA (Spain), Sr. Unsec’d. Notes	1.849	03/25/26	200	170,262
Bank of America Corp.,
Sr. Unsec’d. Notes	2.687(ff)	04/22/32	9,635	7,436,225
Sr. Unsec’d. Notes, GMTN	3.593(ff)	07/21/28	1,595	1,429,781
Sr. Unsec’d. Notes, MTN	2.496(ff)	02/13/31	2,705	2,123,571
Sr. Unsec’d. Notes, MTN	3.824(ff)	01/20/28	1,720	1,572,520
Sr. Unsec’d. Notes, MTN	3.974(ff)	02/07/30	400	353,945
Sr. Unsec’d. Notes, MTN	4.083(ff)	03/20/51	1,555	1,154,243
Sr. Unsec’d. Notes, MTN	4.271(ff)	07/23/29	320	290,715
Sr. Unsec’d. Notes, Series N	1.658(ff)	03/11/27	105	90,676
Sub. Notes, MTN	4.000	01/22/25	800	771,481
Sub. Notes, MTN	4.450	03/03/26	1,500	1,437,916

Bank of New York Mellon Corp. (The), Sr. Unsec’d. Notes, MTN	2.950	01/29/23	450	447,741
Barclays PLC (United Kingdom),
Sr. Unsec’d. Notes	3.932(ff)	05/07/25	1,780	1,695,992
Sr. Unsec’d. Notes	4.375	01/12/26	200	185,565
Sr. Unsec’d. Notes, MTN	4.972(ff)	05/16/29	400	354,177
BNP Paribas SA (France),
Sr. Unsec’d. Notes, 144A	1.323(ff)	01/13/27	3,075	2,587,944
Sr. Unsec’d. Notes, 144A	1.675(ff)	06/30/27	1,425	1,194,137
Sr. Unsec’d. Notes, 144A	1.904(ff)	09/30/28	1,385	1,092,378
Sr. Unsec’d. Notes, 144A	2.219(ff)	06/09/26	395	352,979
Sr. Unsec’d. Notes, 144A	2.591(ff)	01/20/28	665	559,723
Sr. Unsec’d. Notes, 144A, MTN	3.052(ff)	01/13/31	1,080	837,643
BPCE SA (France),
Sr. Unsec’d. Notes, 144A	2.375	01/14/25	2,650	2,429,705
Sr. Unsec’d. Notes, 144A, MTN	3.250	01/11/28	625	546,450
Citigroup, Inc.,
Sr. Unsec’d. Notes	1.122(ff)	01/28/27	8,090	6,880,777
Sr. Unsec’d. Notes	2.561(ff)	05/01/32	1,415	1,078,438
Sr. Unsec’d. Notes	2.666(ff)	01/29/31	1,400	1,113,528
Sr. Unsec’d. Notes	3.200	10/21/26	290	264,343

PGIM Core Bond Fund
Schedule of Investments as of October 31, 2022 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Banks (cont’d.)
Citigroup, Inc., (cont’d.)
Sr. Unsec’d. Notes	3.400%	05/01/26	350	$324,963
Sr. Unsec’d. Notes	3.520(ff)	10/27/28	180	159,350
Sr. Unsec’d. Notes	3.668(ff)	07/24/28	490	439,292
Sr. Unsec’d. Notes	3.887(ff)	01/10/28	670	613,571
Sub. Notes	4.400	06/10/25	4,000	3,874,074
Sub. Notes	4.450	09/29/27	840	782,695
Sub. Notes	4.600	03/09/26	945	907,072
Sub. Notes	4.750	05/18/46	460	356,201
Credit Agricole SA (France),
Sr. Unsec’d. Notes, 144A	1.247(ff)	01/26/27	1,350	1,137,044
Sr. Unsec’d. Notes, 144A, MTN	1.907(ff)	06/16/26	1,045	925,823
Credit Suisse Group AG (Switzerland),
Sr. Unsec’d. Notes, 144A	2.193(ff)	06/05/26	555	468,759
Sr. Unsec’d. Notes, 144A	2.593(ff)	09/11/25	1,730	1,538,173
Sr. Unsec’d. Notes, 144A	3.869(ff)	01/12/29	870	697,873
Sr. Unsec’d. Notes, 144A	4.282	01/09/28	350	288,054

Danske Bank A/S (Denmark), Sr. Unsec’d. Notes, 144A	1.621(ff)	09/11/26	1,710	1,460,799
Deutsche Bank AG (Germany), Sr. Unsec’d. Notes	2.129(ff)	11/24/26	1,530	1,284,666
Discover Bank, Sr. Unsec’d. Notes	4.200	08/08/23	250	247,281
Goldman Sachs Group, Inc. (The),
Sr. Unsec’d. Notes	1.431(ff)	03/09/27	3,075	2,631,395
Sr. Unsec’d. Notes	1.542(ff)	09/10/27	3,405	2,859,633
Sr. Unsec’d. Notes	3.272(ff)	09/29/25	1,160	1,099,545
Sr. Unsec’d. Notes	3.500	01/23/25	75	71,787
Sr. Unsec’d. Notes	3.500	04/01/25	1,230	1,165,136
Sr. Unsec’d. Notes	3.814(ff)	04/23/29	1,585	1,406,320
Sr. Unsec’d. Notes	3.850	01/26/27	475	440,799
Sr. Unsec’d. Notes	4.223(ff)	05/01/29	125	113,113
Sub. Notes	5.150	05/22/45	335	272,356

ING Groep NV (Netherlands), Sr. Unsec’d. Notes	3.550	04/09/24	200	194,157
Intesa Sanpaolo SpA (Italy), Sr. Unsec’d. Notes, Series XR, 144A	4.000	09/23/29	1,790	1,459,535
JPMorgan Chase & Co.,
Jr. Sub. Notes, Series II	4.000(ff)	04/01/25(oo)	3,920	3,270,090
Sr. Unsec’d. Notes	0.824(ff)	06/01/25	900	829,053
Sr. Unsec’d. Notes	1.040(ff)	02/04/27	4,160	3,538,892
Sr. Unsec’d. Notes	1.578(ff)	04/22/27	215	184,722

PGIM Core Bond Fund
Schedule of Investments as of October 31, 2022 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Banks (cont’d.)
JPMorgan Chase & Co., (cont’d.)
Sr. Unsec’d. Notes	2.580%(ff)	04/22/32	2,565	$1,972,805
Sr. Unsec’d. Notes	2.739(ff)	10/15/30	7,000	5,667,727
Sr. Unsec’d. Notes	2.947(ff)	02/24/28	215	189,305
Sr. Unsec’d. Notes	3.964(ff)	11/15/48	355	260,369
Sr. Unsec’d. Notes	4.005(ff)	04/23/29	3,585	3,226,390
Sr. Unsec’d. Notes	4.323(ff)	04/26/28	165	153,593
Sub. Notes	2.956(ff)	05/13/31	1,855	1,461,140
Sub. Notes	3.875	09/10/24	375	365,319
Sub. Notes	4.250	10/01/27	375	352,174
Morgan Stanley,
Sr. Unsec’d. Notes	1.593(ff)	05/04/27	5,600	4,796,257
Sr. Unsec’d. Notes, GMTN	2.239(ff)	07/21/32	960	712,285
Sr. Unsec’d. Notes, GMTN	3.750	02/25/23	315	314,155
Sr. Unsec’d. Notes, GMTN	3.772(ff)	01/24/29	760	678,004
Sr. Unsec’d. Notes, GMTN	3.875	01/27/26	470	445,120
Sr. Unsec’d. Notes, GMTN	4.000	07/23/25	455	438,182
Sr. Unsec’d. Notes, GMTN	4.431(ff)	01/23/30	1,200	1,094,199
Sr. Unsec’d. Notes, MTN	1.928(ff)	04/28/32	4,245	3,076,657
Sr. Unsec’d. Notes, MTN	2.720(ff)	07/22/25	1,500	1,415,583
Sr. Unsec’d. Notes, MTN	3.591(ff)	07/22/28	310	277,986
Sr. Unsec’d. Notes, Series F, MTN	3.875	04/29/24	365	357,623
Sub. Notes, GMTN	4.350	09/08/26	3,800	3,621,455
NatWest Group PLC (United Kingdom),
Sr. Unsec’d. Notes	1.642(ff)	06/14/27	1,830	1,517,408
Sr. Unsec’d. Notes	5.076(ff)	01/27/30	720	640,149
Societe Generale SA (France),
Sr. Unsec’d. Notes, 144A	1.488(ff)	12/14/26	3,800	3,167,495
Sr. Unsec’d. Notes, 144A	2.797(ff)	01/19/28	275	227,748
Sr. Unsec’d. Notes, 144A, MTN	1.792(ff)	06/09/27	1,020	835,745

State Bank of India (India), Sr. Unsec’d. Notes, 144A	4.375	01/24/24	630	618,306
Sumitomo Mitsui Financial Group, Inc. (Japan), Sr. Unsec’d. Notes	2.348	01/15/25	2,520	2,344,773
Texas Capital Bank NA, Sr. Unsec’d. Notes, 144A, 3 Month LIBOR + 4.500%	8.174(c)	09/30/24	2,340	2,267,996
Truist Bank, Sub. Notes	2.250	03/11/30	2,840	2,208,399
UBS Group AG (Switzerland), Sr. Unsec’d. Notes, 144A	3.126(ff)	08/13/30	1,180	941,018

PGIM Core Bond Fund
Schedule of Investments as of October 31, 2022 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Banks (cont’d.)
Wells Fargo & Co.,
Sr. Unsec’d. Notes, MTN	2.572%(ff)	02/11/31	2,740	$2,185,830
Sr. Unsec’d. Notes, MTN	5.013(ff)	04/04/51	2,300	1,942,563
				123,268,836
Beverages 0.7%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc. (Belgium),
Gtd. Notes	4.700	02/01/36	180	162,651
Gtd. Notes	4.900	02/01/46	650	563,902
Anheuser-Busch InBev Worldwide, Inc. (Belgium),
Gtd. Notes	5.450	01/23/39	975	920,607
Gtd. Notes	5.550	01/23/49	900	849,200

Bacardi Ltd. (Bermuda), Gtd. Notes, 144A	2.750	07/15/26	2,775	2,466,975
Constellation Brands, Inc.,
Gtd. Notes	4.650	11/15/28	450	425,897
Sr. Unsec’d. Notes	2.250	08/01/31	1,030	790,288

Diageo Capital PLC (United Kingdom), Gtd. Notes	2.125	04/29/32	1,665	1,274,233
Keurig Dr. Pepper, Inc., Gtd. Notes	3.200	05/01/30	1,450	1,229,959
				8,683,712
Biotechnology 0.0%
Gilead Sciences, Inc., Sr. Unsec’d. Notes	2.500	09/01/23	220	215,197
Building Materials 0.1%
Martin Marietta Materials, Inc.,
Sr. Unsec’d. Notes	4.250	12/15/47	395	293,764
Sr. Unsec’d. Notes, Series CB	2.500	03/15/30	885	703,511

Owens Corning, Sr. Unsec’d. Notes	4.400	01/30/48	825	589,540
				1,586,815
Chemicals 0.1%
LYB International Finance BV, Gtd. Notes	4.000	07/15/23	142	141,237

PGIM Core Bond Fund
Schedule of Investments as of October 31, 2022 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Chemicals (cont’d.)
LYB International Finance III LLC, Gtd. Notes	4.200%	05/01/50	1,070	$739,016
Nutrien Ltd. (Canada), Sr. Unsec’d. Notes	5.250	01/15/45	248	213,707
Sasol Financing USA LLC (South Africa),
Gtd. Notes	5.875	03/27/24	200	194,250
Gtd. Notes	6.500	09/27/28	400	353,621
				1,641,831
Commercial Services 0.4%
ERAC USA Finance LLC,
Gtd. Notes, 144A	2.700	11/01/23	580	562,423
Gtd. Notes, 144A	4.500	02/15/45	75	56,115

Experian Finance PLC (United Kingdom), Gtd. Notes, 144A	2.750	03/08/30	1,735	1,389,029
Global Payments, Inc., Sr. Unsec’d. Notes	2.650	02/15/25	575	533,919
Massachusetts Institute of Technology, Unsec’d. Notes	3.885	07/01/2116	700	463,033
President & Fellows of Harvard College, Unsec’d. Notes	3.300	07/15/56	160	111,954
Trustees of Boston College, Unsec’d. Notes	3.129	07/01/52	637	415,651
University of Notre Dame du Lac, Unsec’d. Notes, Series 2017	3.394	02/15/48	365	264,630
Verisk Analytics, Inc., Sr. Unsec’d. Notes	4.125	03/15/29	1,185	1,084,164
				4,880,918
Computers 0.1%
Apple, Inc., Sr. Unsec’d. Notes	3.850	08/04/46	525	419,201
NetApp, Inc., Sr. Unsec’d. Notes	1.875	06/22/25	1,470	1,334,065
				1,753,266
Diversified Financial Services 0.4%
BOC Aviation USA Corp. (Singapore), Gtd. Notes, 144A, MTN	1.625	04/29/24	635	595,447

PGIM Core Bond Fund
Schedule of Investments as of October 31, 2022 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Diversified Financial Services (cont’d.)
Cboe Global Markets, Inc., Sr. Unsec’d. Notes	1.625%	12/15/30	2,900	$2,169,309
Charles Schwab Corp. (The), Sr. Unsec’d. Notes	1.650	03/11/31	2,970	2,208,434
Jefferies Group LLC/Jefferies Group Capital Finance, Inc., Sr. Unsec’d. Notes	2.625	10/15/31	95	67,424
Nomura Holdings, Inc. (Japan), Sr. Unsec’d. Notes	2.608	07/14/31	565	410,555
				5,451,169
Electric 2.8%
Abu Dhabi National Energy Co. PJSC (United Arab Emirates), Sr. Unsec’d. Notes, 144A, MTN	2.000	04/29/28	515	432,053
AEP Transmission Co. LLC, Sr. Unsec’d. Notes	4.250	09/15/48	830	639,072
Alabama Power Co., Sr. Unsec’d. Notes	2.800	04/01/25	75	70,737
Alfa Desarrollo SpA (Chile), Sr. Sec’d. Notes, 144A	4.550	09/27/51	658	420,860
Ameren Illinois Co., First Mortgage	3.700	12/01/47	625	453,909
Arizona Public Service Co.,
Sr. Unsec’d. Notes	2.200	12/15/31	2,875	2,117,719
Sr. Unsec’d. Notes	3.350	05/15/50	485	301,300

CenterPoint Energy Houston Electric LLC, General Ref. Mortgage, Series Z	2.400	09/01/26	190	171,452
CenterPoint Energy, Inc., Sr. Unsec’d. Notes	3.700	09/01/49	495	338,613
Cleco Corporate Holdings LLC, Sr. Unsec’d. Notes	3.375	09/15/29	305	249,943
Comision Federal de Electricidad (Mexico), Gtd. Notes, 144A	4.688	05/15/29	1,600	1,348,300
Commonwealth Edison Co.,
First Mortgage	3.700	03/01/45	40	29,056
First Mortgage	4.000	03/01/48	115	88,264
First Mortgage, Series 123	3.750	08/15/47	775	566,702
First Mortgage, Series 130	3.125	03/15/51	95	61,429
Consolidated Edison Co. of New York, Inc.,
Sr. Unsec’d. Notes, Series 2017	3.875	06/15/47	805	580,272
Sr. Unsec’d. Notes, Series C	4.300	12/01/56	40	29,362

PGIM Core Bond Fund
Schedule of Investments as of October 31, 2022 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Electric (cont’d.)

Consumers Energy Co., First Mortgage	3.250%	08/15/46	155	$104,586
Delmarva Power & Light Co., First Mortgage	4.150	05/15/45	60	45,827
Dominion Energy, Inc., Sr. Unsec’d. Notes, Series D	2.850	08/15/26	55	49,745
DTE Electric Co., General Ref. Mortgage, Series A	4.050	05/15/48	370	288,691
DTE Energy Co., Sr. Unsec’d. Notes	2.850	10/01/26	350	316,857
Duke Energy Corp.,
Sr. Unsec’d. Notes	2.650	09/01/26	145	131,103
Sr. Unsec’d. Notes	3.950	08/15/47	185	130,777
Duke Energy Florida LLC,
First Mortgage	3.200	01/15/27	600	556,639
First Mortgage	3.400	10/01/46	185	124,994
First Mortgage	4.200	07/15/48	205	159,965
Duke Energy Progress LLC,
First Mortgage	2.500	08/15/50	1,860	1,045,473
First Mortgage	3.700	10/15/46	75	54,084

Emera US Finance LP (Canada), Gtd. Notes	3.550	06/15/26	75	69,183
Enel Finance International NV (Italy),
Gtd. Notes, 144A	2.650	09/10/24	655	612,762
Gtd. Notes, 144A	3.500	04/06/28	475	395,477

Engie Energia Chile SA (Chile), Sr. Unsec’d. Notes, 144A	3.400	01/28/30	200	146,000
Entergy Arkansas LLC, First Mortgage	2.650	06/15/51	2,220	1,262,263
Entergy Louisiana LLC, Collateral Trust	4.000	03/15/33	170	148,453
Entergy Texas, Inc., First Mortgage	4.500	03/30/39	1,000	821,064
Evergy, Inc., Sr. Unsec’d. Notes	2.450	09/15/24	2,135	2,011,496
Eversource Energy, Sr. Unsec’d. Notes, Series M	3.300	01/15/28	335	300,348
Fortis, Inc. (Canada), Sr. Unsec’d. Notes	3.055	10/04/26	217	195,521
Georgia Power Co., Sr. Unsec’d. Notes, Series B	2.650	09/15/29	1,005	834,317

PGIM Core Bond Fund
Schedule of Investments as of October 31, 2022 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Electric (cont’d.)

IPALCO Enterprises, Inc., Sr. Sec’d. Notes	4.250%	05/01/30	240	$207,067
Israel Electric Corp. Ltd. (Israel),
Sr. Sec’d. Notes, 144A, GMTN	4.250	08/14/28	235	213,204
Sr. Sec’d. Notes, 144A, Series 6	5.000	11/12/24	1,360	1,326,340
MidAmerican Energy Co.,
First Mortgage	3.950	08/01/47	225	171,426
First Mortgage	4.250	07/15/49	350	279,834

Monongahela Power Co., First Mortgage, 144A	4.100	04/15/24	851	832,901
Narragansett Electric Co. (The), Sr. Unsec’d. Notes, 144A	3.395	04/09/30	915	799,389
NRG Energy, Inc.,
Sr. Sec’d. Notes, 144A	2.000	12/02/25	280	246,827
Sr. Sec’d. Notes, 144A	2.450	12/02/27	1,215	1,001,731

Ohio Power Co., Sr. Unsec’d. Notes	4.150	04/01/48	250	185,951
Oncor Electric Delivery Co. LLC, Sr. Sec’d. Notes	2.950	04/01/25	60	57,194
PacifiCorp, First Mortgage	2.700	09/15/30	890	732,512
PECO Energy Co.,
First Mortgage	3.000	09/15/49	180	114,919
First Mortgage	3.050	03/15/51	1,540	987,746
First Ref. Mortgage	4.800	10/15/43	120	100,766

Pennsylvania Electric Co., Sr. Unsec’d. Notes, 144A	3.600	06/01/29	1,435	1,262,869
PPL Electric Utilities Corp., First Mortgage	3.000	10/01/49	235	148,991
Public Service Co. of Colorado,
First Mortgage	4.100	06/15/48	235	183,005
First Mortgage, Series 34	3.200	03/01/50	720	480,525
Public Service Electric & Gas Co.,
First Mortgage, MTN	2.250	09/15/26	370	331,806
First Mortgage, MTN	2.700	05/01/50	390	233,216
First Mortgage, MTN	3.200	05/15/29	1,265	1,122,352
First Mortgage, MTN	3.600	12/01/47	95	67,703
First Mortgage, MTN	3.700	05/01/28	590	547,269

Public Service Enterprise Group, Inc., Sr. Unsec’d. Notes	1.600	08/15/30	1,155	858,951
Puget Energy, Inc., Sr. Sec’d. Notes	2.379	06/15/28	1,132	934,326

PGIM Core Bond Fund
Schedule of Investments as of October 31, 2022 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Electric (cont’d.)

San Diego Gas & Electric Co., First Mortgage	4.150%	05/15/48	420	$325,410
Southern California Edison Co., First Mortgage	3.650	02/01/50	290	194,751
Southwestern Electric Power Co., Sr. Unsec’d. Notes, Series K	2.750	10/01/26	675	605,813
Southwestern Public Service Co., First Mortgage	3.700	08/15/47	355	251,565
SP PowerAssets Ltd. (Singapore), Sr. Unsec’d. Notes, 144A, MTN	3.000	09/26/27	465	424,545
State Grid Overseas Investment BVI Ltd. (China), Gtd. Notes, 144A, MTN	3.500	05/04/27	600	564,282
Tucson Electric Power Co., Sr. Unsec’d. Notes	4.000	06/15/50	1,315	955,669
Union Electric Co., Sr. Sec’d. Notes	3.650	04/15/45	50	35,759
Virginia Electric & Power Co.,
Sr. Unsec’d. Notes, Series A	3.500	03/15/27	185	172,454
Sr. Unsec’d. Notes, Series A	3.800	04/01/28	290	270,025

Vistra Operations Co. LLC, Sr. Sec’d. Notes, 144A	3.550	07/15/24	1,515	1,443,395
Wisconsin Power & Light Co., Sr. Unsec’d. Notes	3.050	10/15/27	535	485,235
Xcel Energy, Inc., Sr. Unsec’d. Notes	3.350	12/01/26	510	470,268
				37,332,659
Electronics 0.1%
Trimble, Inc., Sr. Unsec’d. Notes	4.150	06/15/23	770	762,584
Engineering & Construction 0.1%
Mexico City Airport Trust (Mexico),
Sr. Sec’d. Notes, 144A	3.875	04/30/28	600	501,000
Sr. Sec’d. Notes, 144A	4.250	10/31/26	200	178,100
Sr. Sec’d. Notes, 144A	5.500	07/31/47	600	381,000
				1,060,100

PGIM Core Bond Fund
Schedule of Investments as of October 31, 2022 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Entertainment 0.1%
Warnermedia Holdings, Inc.,
Gtd. Notes, 144A	5.050%	03/15/42	1,570	$1,147,902
Gtd. Notes, 144A	5.141	03/15/52	625	437,551
Gtd. Notes, 144A	5.391	03/15/62	315	219,649
				1,805,102
Foods 0.3%
Ahold Finance USA LLC (Netherlands), Gtd. Notes	6.875	05/01/29	280	291,203
Campbell Soup Co., Sr. Unsec’d. Notes(a)	2.375	04/24/30	2,175	1,742,104
Cencosud SA (Chile), Gtd. Notes, 144A	4.375	07/17/27	1,320	1,182,720
Kraft Heinz Foods Co.,
Gtd. Notes	3.000	06/01/26	102	93,999
Gtd. Notes	4.875	10/01/49	900	748,677

Kroger Co. (The), Sr. Unsec’d. Notes	3.875	10/15/46	65	46,558
Mars, Inc., Gtd. Notes, 144A	3.950	04/01/49	580	445,895
				4,551,156
Forest Products & Paper 0.1%
Celulosa Arauco y Constitucion SA (Chile),
Sr. Unsec’d. Notes	3.875	11/02/27	651	567,184
Sr. Unsec’d. Notes	4.500	08/01/24	214	208,289

Georgia-Pacific LLC, Sr. Unsec’d. Notes, 144A	3.600	03/01/25	220	211,688
				987,161
Gas 0.2%
Atmos Energy Corp., Sr. Unsec’d. Notes(a)	3.375	09/15/49	1,200	809,866
CenterPoint Energy Resources Corp., Sr. Unsec’d. Notes	4.100	09/01/47	305	232,530
NiSource, Inc., Sr. Unsec’d. Notes	1.700	02/15/31	785	576,722

PGIM Core Bond Fund
Schedule of Investments as of October 31, 2022 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Gas (cont’d.)
Piedmont Natural Gas Co., Inc., Sr. Unsec’d. Notes	3.500%	06/01/29	440	$390,395
Southern Co. Gas Capital Corp., Gtd. Notes	2.450	10/01/23	555	540,440
				2,549,953
Healthcare-Products 0.0%
Medtronic, Inc., Gtd. Notes	4.375	03/15/35	235	215,345
Healthcare-Services 0.8%
Aetna, Inc.,
Sr. Unsec’d. Notes	3.500	11/15/24	100	96,639
Sr. Unsec’d. Notes	4.500	05/15/42	1,000	796,034
Sr. Unsec’d. Notes	6.750	12/15/37	170	171,067

AHS Hospital Corp., Unsec’d. Notes	5.024	07/01/45	200	178,461
Ascension Health, Sr. Unsec’d. Notes, Series B	3.106	11/15/39	265	190,449
Kaiser Foundation Hospitals, Unsec’d. Notes, Series 2021	2.810	06/01/41	2,410	1,615,152
Laboratory Corp. of America Holdings, Sr. Unsec’d. Notes	2.950	12/01/29	595	497,438
Memorial Sloan-Kettering Cancer Center, Sr. Unsec’d. Notes, Series 2015	4.200	07/01/55	75	57,622
MidMichigan Health, Sec’d. Notes, Series 2020	3.409	06/01/50	740	473,576
Mount Sinai Hospitals Group, Inc., Sec’d. Notes, Series 2019	3.737	07/01/49	1,795	1,247,218
OhioHealth Corp., Unsec’d. Notes, Series 2020	3.042	11/15/50	795	516,807
Piedmont Healthcare, Inc., Sec’d. Notes, Series 2032	2.044	01/01/32	2,670	1,979,371
Providence St. Joseph Health Obligated Group,
Unsec’d. Notes, Series 19A	2.532	10/01/29	420	343,101
Unsec’d. Notes, Series H	2.746	10/01/26	40	36,484
Quest Diagnostics, Inc.,
Sr. Unsec’d. Notes	2.950	06/30/30	1,910	1,596,288
Sr. Unsec’d. Notes	3.500	03/30/25	190	182,156

RWJ Barnabas Health, Inc., Sr. Unsec’d. Notes	3.949	07/01/46	175	133,315

PGIM Core Bond Fund
Schedule of Investments as of October 31, 2022 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Healthcare-Services (cont’d.)

Stanford Health Care, Unsec’d. Notes, Series 2018	3.795%	11/15/48	450	$335,960
UnitedHealth Group, Inc.,
Sr. Unsec’d. Notes	3.050	05/15/41	1,150	814,617
Sr. Unsec’d. Notes	3.750	07/15/25	90	87,387
				11,349,142
Housewares 0.0%
Newell Brands, Inc., Sr. Unsec’d. Notes	4.450	04/01/26	35	32,552
Insurance 0.5%
Arch Capital Finance LLC, Gtd. Notes	5.031	12/15/46	95	77,101
Arch Capital Group US, Inc., Gtd. Notes	5.144	11/01/43	100	84,655
Berkshire Hathaway Finance Corp., Gtd. Notes	2.850	10/15/50	1,175	722,964
CNA Financial Corp., Sr. Unsec’d. Notes	3.950	05/15/24	1,170	1,142,440
Liberty Mutual Group, Inc.,
Gtd. Notes, 144A	3.950	05/15/60	185	111,399
Gtd. Notes, 144A	3.951	10/15/50	450	290,355

Lincoln National Corp., Sr. Unsec’d. Notes	6.300	10/09/37	115	111,474
Markel Corp.,
Sr. Unsec’d. Notes	3.350	09/17/29	1,625	1,381,001
Sr. Unsec’d. Notes	3.625	03/30/23	400	397,631
Sr. Unsec’d. Notes(a)	4.150	09/17/50	1,310	923,570
Sr. Unsec’d. Notes	5.000	04/05/46	217	178,462
Principal Financial Group, Inc.,
Gtd. Notes	3.100	11/15/26	105	95,381
Gtd. Notes	4.300	11/15/46	140	108,415
Gtd. Notes	4.350	05/15/43	20	15,526
Teachers Insurance & Annuity Association of America,
Sub. Notes, 144A	3.300	05/15/50	930	602,221
Sub. Notes, 144A	4.900	09/15/44	120	102,521

W.R. Berkley Corp., Sr. Unsec’d. Notes	4.000	05/12/50	545	392,008
				6,737,124

PGIM Core Bond Fund
Schedule of Investments as of October 31, 2022 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Iron/Steel 0.4%
Steel Dynamics, Inc., Sr. Unsec’d. Notes	3.450%	04/15/30	5,710	$4,807,817
Lodging 0.1%
Las Vegas Sands Corp., Sr. Unsec’d. Notes	3.500	08/18/26	1,230	1,071,806
Marriott International, Inc., Sr. Unsec’d. Notes, Series R	3.125	06/15/26	250	228,398
				1,300,204
Machinery-Construction & Mining 0.1%
Caterpillar, Inc., Sr. Unsec’d. Notes	2.600	04/09/30	735	621,525
Machinery-Diversified 0.0%
Rockwell Automation, Inc., Sr. Unsec’d. Notes	2.875	03/01/25	115	109,649
Media 0.9%
Charter Communications Operating LLC/Charter Communications Operating Capital,
Sr. Sec’d. Notes	2.300	02/01/32	445	317,824
Sr. Sec’d. Notes	2.800	04/01/31	2,755	2,091,877
Sr. Sec’d. Notes	3.700	04/01/51	360	215,995
Sr. Sec’d. Notes	3.900	06/01/52	1,690	1,045,392
Sr. Sec’d. Notes	5.375	05/01/47	530	408,602
Sr. Sec’d. Notes	6.384	10/23/35	2,480	2,269,175
Sr. Sec’d. Notes	6.484	10/23/45	400	353,613

Comcast Corp., Gtd. Notes	4.250	10/15/30	275	252,804
Cox Communications, Inc.,
Sr. Unsec’d. Notes, 144A	2.600	06/15/31	3,535	2,706,748
Sr. Unsec’d. Notes, 144A	3.150	08/15/24	276	264,025
Sr. Unsec’d. Notes, 144A	3.500	08/15/27	2,000	1,815,175

Discovery Communications LLC, Gtd. Notes	5.200	09/20/47	1,000	710,817
Time Warner Cable LLC, Sr. Sec’d. Notes	5.500	09/01/41	150	117,869
				12,569,916

PGIM Core Bond Fund
Schedule of Investments as of October 31, 2022 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Mining 0.3%
Barrick North America Finance LLC (Canada), Gtd. Notes	5.750%	05/01/43	190	$178,126
Freeport Indonesia PT (Indonesia), Sr. Unsec’d. Notes, 144A, MTN	4.763	04/14/27	225	201,656
Newmont Corp.,
Gtd. Notes	2.250	10/01/30	845	652,866
Gtd. Notes	2.800	10/01/29	1,270	1,049,918

Yamana Gold, Inc. (Canada), Gtd. Notes	2.630	08/15/31	3,120	2,265,703
				4,348,269
Miscellaneous Manufacturing 0.2%
Teledyne Technologies, Inc., Gtd. Notes	2.750	04/01/31	3,510	2,746,690
Multi-National 0.0%
Corp. Andina de Fomento (Supranational Bank), Sr. Unsec’d. Notes	2.750	01/06/23	185	184,168
Office/Business Equipment 0.2%
CDW LLC/CDW Finance Corp., Gtd. Notes	2.670	12/01/26	3,145	2,714,053
Oil & Gas 2.0%
Aker BP ASA (Norway),
Gtd. Notes, 144A	2.000	07/15/26	3,620	3,108,630
Gtd. Notes, 144A	3.100	07/15/31	770	604,417
Sr. Unsec’d. Notes, 144A	2.875	01/15/26	2,045	1,850,146

BP Capital Markets PLC (United Kingdom), Gtd. Notes	4.375(ff)	06/22/25(oo)	2,420	2,266,742
Canadian Natural Resources Ltd. (Canada),
Sr. Unsec’d. Notes(a)	2.950	01/15/23	1,310	1,304,816
Sr. Unsec’d. Notes	6.250	03/15/38	175	167,528
Cenovus Energy, Inc. (Canada),
Sr. Unsec’d. Notes(a)	3.750	02/15/52	1,685	1,115,228
Sr. Unsec’d. Notes	5.400	06/15/47	384	326,168
Sr. Unsec’d. Notes	6.750	11/15/39	156	152,648
Sr. Unsec’d. Notes	6.800	09/15/37	200	198,063

Chevron USA, Inc., Gtd. Notes	3.900	11/15/24	425	417,336

PGIM Core Bond Fund
Schedule of Investments as of October 31, 2022 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Oil & Gas (cont’d.)
Continental Resources, Inc.,
Gtd. Notes	3.800%	06/01/24	2,300	$2,220,453
Gtd. Notes	4.500	04/15/23	146	145,343
Gtd. Notes, 144A	2.268	11/15/26	330	280,525

Equinor ASA (Norway), Gtd. Notes	2.375	05/22/30	1,110	918,327
KazMunayGas National Co. JSC (Kazakhstan), Sr. Unsec’d. Notes, 144A	4.750	04/24/25	200	186,162
Marathon Petroleum Corp., Sr. Unsec’d. Notes	3.800	04/01/28	380	341,279
Occidental Petroleum Corp.,
Sr. Unsec’d. Notes	7.500	05/01/31	100	107,496
Sr. Unsec’d. Notes	7.875	09/15/31	250	272,300
Petroleos Mexicanos (Mexico),
Gtd. Notes	5.950	01/28/31	398	285,963
Gtd. Notes	6.350	02/12/48	154	88,368
Gtd. Notes	6.490	01/23/27	1,048	915,323
Gtd. Notes	6.500	03/13/27	1,020	888,930
Gtd. Notes, MTN	6.750	09/21/47	1,096	659,244
Gtd. Notes, MTN(a)	6.875	08/04/26	870	801,830
Phillips 66 Co.,
Gtd. Notes, 144A	3.150	12/15/29	5,000	4,220,993
Gtd. Notes, 144A	3.550	10/01/26	310	286,659
Qatar Energy (Qatar),
Sr. Unsec’d. Notes, 144A	1.375	09/12/26	2,298	2,017,920
Sr. Unsec’d. Notes, 144A	2.250	07/12/31	1,090	874,725
				27,023,562
Oil & Gas Services 0.0%
Schlumberger Holdings Corp., Sr. Unsec’d. Notes, 144A	3.900	05/17/28	487	442,379
Packaging & Containers 0.5%
Berry Global, Inc., Sr. Sec’d. Notes	1.570	01/15/26	4,740	4,110,098
Graphic Packaging International LLC, Sr. Sec’d. Notes, 144A	1.512	04/15/26	3,070	2,607,800
WRKCo, Inc., Gtd. Notes	4.650	03/15/26	560	542,605
				7,260,503

PGIM Core Bond Fund
Schedule of Investments as of October 31, 2022 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Pharmaceuticals 1.5%
AbbVie, Inc.,
Sr. Unsec’d. Notes	3.800%	03/15/25	105	$101,428
Sr. Unsec’d. Notes	4.250	11/21/49	2,000	1,551,150
Sr. Unsec’d. Notes	4.500	05/14/35	550	489,170
Sr. Unsec’d. Notes	4.550	03/15/35	360	320,378
Sr. Unsec’d. Notes	4.700	05/14/45	1,330	1,107,040
Sr. Unsec’d. Notes	4.750	03/15/45	1,008	848,550

AmerisourceBergen Corp., Sr. Unsec’d. Notes	3.250	03/01/25	55	52,642
Bristol-Myers Squibb Co.,
Sr. Unsec’d. Notes	4.125	06/15/39	115	97,772
Sr. Unsec’d. Notes	4.350	11/15/47	475	394,304
Cigna Corp.,
Gtd. Notes	3.250	04/15/25	270	257,747
Gtd. Notes	3.400	03/01/27	325	299,207
Gtd. Notes	4.375	10/15/28	1,950	1,832,764
Gtd. Notes	4.500	02/25/26	700	683,423
Sr. Unsec’d. Notes	2.400	03/15/30	6,145	4,997,841
CVS Health Corp.,
Sr. Unsec’d. Notes	2.700	08/21/40	385	249,218
Sr. Unsec’d. Notes	4.780	03/25/38	85	73,702
Sr. Unsec’d. Notes	5.125	07/20/45	465	398,929
Sr. Unsec’d. Notes	5.300	12/05/43	155	136,860

Johnson & Johnson, Sr. Unsec’d. Notes	3.625	03/03/37	3,205	2,734,276
Mylan, Inc.,
Gtd. Notes	5.200	04/15/48	1,250	848,520
Gtd. Notes	5.400	11/29/43	860	612,967
Shire Acquisitions Investments Ireland DAC,
Gtd. Notes	2.875	09/23/23	89	87,105
Gtd. Notes	3.200	09/23/26	1,220	1,120,874

Utah Acquisition Sub, Inc., Gtd. Notes	5.250	06/15/46	105	72,568
Viatris, Inc.,
Gtd. Notes	3.850	06/22/40	545	339,338
Gtd. Notes	4.000	06/22/50	375	218,334
				19,926,107
Pipelines 1.5%
Boardwalk Pipelines LP, Gtd. Notes	3.400	02/15/31	1,300	1,048,830

PGIM Core Bond Fund
Schedule of Investments as of October 31, 2022 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Pipelines (cont’d.)
Colonial Enterprises, Inc., Gtd. Notes, 144A	3.250%	05/15/30	1,730	$1,474,593
Colorado Interstate Gas Co. LLC/Colorado Interstate Issuing Corp., Gtd. Notes, 144A	4.150	08/15/26	555	522,301
EIG Pearl Holdings Sarl (Saudi Arabia), Sr. Sec’d. Notes, 144A	3.545	08/31/36	1,674	1,284,795
Energy Transfer LP,
Sr. Unsec’d. Notes	4.950	06/15/28	430	400,858
Sr. Unsec’d. Notes	5.000	05/15/50	565	429,619
Sr. Unsec’d. Notes	5.400	10/01/47	1,800	1,429,543
Sr. Unsec’d. Notes	6.250	04/15/49	910	794,313
Enterprise Products Operating LLC,
Gtd. Notes	3.700	01/31/51	445	301,080
Gtd. Notes	3.950	01/31/60	525	349,693

Magellan Midstream Partners LP, Sr. Unsec’d. Notes	4.200	03/15/45	275	186,202
MPLX LP,
Sr. Unsec’d. Notes	2.650	08/15/30	2,720	2,141,858
Sr. Unsec’d. Notes	4.000	02/15/25	130	124,981
Sr. Unsec’d. Notes	4.500	04/15/38	270	215,854
Sr. Unsec’d. Notes	4.875	06/01/25	200	195,395
Sr. Unsec’d. Notes	5.200	03/01/47	5	3,996
Sr. Unsec’d. Notes	5.500	02/15/49	210	175,887

ONEOK Partners LP, Gtd. Notes	6.125	02/01/41	300	265,102
ONEOK, Inc.,
Gtd. Notes	3.100	03/15/30	2,415	1,953,897
Gtd. Notes	4.450	09/01/49	1,000	687,958
Gtd. Notes	4.500	03/15/50	195	134,986
Gtd. Notes	4.950	07/13/47	85	64,526
Plains All American Pipeline LP/PAA Finance Corp.,
Sr. Unsec’d. Notes	3.550	12/15/29	350	292,019
Sr. Unsec’d. Notes	4.650	10/15/25	1,000	966,133

Spectra Energy Partners LP, Gtd. Notes	3.375	10/15/26	140	128,313
Targa Resources Corp., Gtd. Notes	6.250	07/01/52	1,910	1,708,312
Texas Eastern Transmission LP, Sr. Unsec’d. Notes, 144A	3.500	01/15/28	300	267,063
Transcontinental Gas Pipe Line Co. LLC,
Sr. Unsec’d. Notes	3.950	05/15/50	625	447,563

PGIM Core Bond Fund
Schedule of Investments as of October 31, 2022 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Pipelines (cont’d.)
Transcontinental Gas Pipe Line Co. LLC, (cont’d.)
Sr. Unsec’d. Notes	4.600%	03/15/48	500	$397,474

Western Midstream Operating LP, Sr. Unsec’d. Notes	5.300	03/01/48	320	255,806
Williams Cos., Inc. (The),
Sr. Unsec’d. Notes	4.000	09/15/25	350	336,092
Sr. Unsec’d. Notes	4.300	03/04/24	325	320,022
Sr. Unsec’d. Notes	5.300	08/15/52	50	42,187
Sr. Unsec’d. Notes	5.400	03/04/44	400	340,490
				19,687,741
Real Estate 0.3%
Ontario Teachers’ Cadillac Fairview Properties Trust (Canada), Sr. Unsec’d. Notes, 144A	4.125	02/01/29	4,190	3,780,477
Real Estate Investment Trusts (REITs) 1.4%
Alexandria Real Estate Equities, Inc., Gtd. Notes	2.000	05/18/32	1,645	1,187,658
Brixmor Operating Partnership LP, Sr. Unsec’d. Notes	4.050	07/01/30	3,665	3,050,411
Corporate Office Properties LP, Gtd. Notes	2.900	12/01/33	1,400	944,866
CubeSmart LP, Gtd. Notes	2.250	12/15/28	3,360	2,694,568
Healthpeak Properties, Inc., Sr. Unsec’d. Notes	2.875	01/15/31	630	503,716
Prologis LP, Sr. Unsec’d. Notes	1.250	10/15/30	2,765	2,027,342
Realty Income Corp.,
Sr. Unsec’d. Notes	1.800	03/15/33	325	222,418
Sr. Unsec’d. Notes	3.250	01/15/31	985	819,827

Simon Property Group LP, Sr. Unsec’d. Notes	2.000	09/13/24	2,300	2,161,748
Sun Communities Operating LP, Gtd. Notes	2.300	11/01/28	4,585	3,658,862
Welltower, Inc.,
Sr. Unsec’d. Notes	2.700	02/15/27	775	685,539
Sr. Unsec’d. Notes	3.625	03/15/24	1,500	1,457,911
				19,414,866

PGIM Core Bond Fund
Schedule of Investments as of October 31, 2022 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Retail 0.4%
Alimentation Couche-Tard, Inc. (Canada), Gtd. Notes, 144A	3.550%	07/26/27	940	$839,129
AutoZone, Inc., Sr. Unsec’d. Notes	1.650	01/15/31	620	459,205
Dollar Tree, Inc., Sr. Unsec’d. Notes	2.650	12/01/31	605	472,002
Falabella SA (Chile), Sr. Unsec’d. Notes, 144A	4.375	01/27/25	1,700	1,621,694
Ross Stores, Inc., Sr. Unsec’d. Notes(a)	1.875	04/15/31	3,350	2,501,200
				5,893,230
Semiconductors 0.6%
Broadcom, Inc.,
Sr. Unsec’d. Notes, 144A	3.137	11/15/35	287	199,066
Sr. Unsec’d. Notes, 144A	3.187	11/15/36	1,000	682,310
Sr. Unsec’d. Notes, 144A	3.419	04/15/33	4,847	3,696,495

Microchip Technology, Inc., Sr. Unsec’d. Notes	2.670	09/01/23	4,000	3,898,915
				8,476,786
Software 0.4%
Microsoft Corp.,
Sr. Unsec’d. Notes	2.525	06/01/50	191	120,020
Sr. Unsec’d. Notes	3.041	03/17/62	335	218,245

Roper Technologies, Inc., Sr. Unsec’d. Notes	1.400	09/15/27	1,390	1,142,827
ServiceNow, Inc., Sr. Unsec’d. Notes	1.400	09/01/30	1,655	1,219,188
Workday, Inc., Sr. Unsec’d. Notes(a)	3.800	04/01/32	2,435	2,082,780
				4,783,060
Telecommunications 1.1%
AT&T, Inc.,
Sr. Unsec’d. Notes	2.550	12/01/33	58	42,788
Sr. Unsec’d. Notes	3.500	09/15/53	3,114	2,001,555
Sr. Unsec’d. Notes	3.650	09/15/59	1,717	1,087,473
Sr. Unsec’d. Notes	3.800	12/01/57	1,128	743,183
Sr. Unsec’d. Notes	4.300	02/15/30	170	155,181

PGIM Core Bond Fund
Schedule of Investments as of October 31, 2022 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Telecommunications (cont’d.)
AT&T, Inc., (cont’d.)
Sr. Unsec’d. Notes	4.500%	05/15/35	205	$176,983

Level 3 Financing, Inc., Sr. Sec’d. Notes, 144A	3.400	03/01/27	1,500	1,293,071
T-Mobile USA, Inc.,
Sr. Unsec’d. Notes	2.550	02/15/31	1,635	1,292,530
Sr. Unsec’d. Notes	3.000	02/15/41	640	429,755
Sr. Unsec’d. Notes	3.875	04/15/30	4,780	4,229,624
Sr. Unsec’d. Notes	4.375	04/15/40	380	309,736
Sr. Unsec’d. Notes	4.500	04/15/50	505	400,858

Verizon Communications, Inc., Sr. Unsec’d. Notes	2.550	03/21/31	4,065	3,211,127
				15,373,864
Transportation 0.1%
Burlington Northern Santa Fe LLC, Sr. Unsec’d. Notes	3.050	02/15/51	910	592,459
Kansas City Southern, Gtd. Notes	3.500	05/01/50	1,585	1,053,964
				1,646,423
Water 0.2%
American Water Capital Corp.,
Sr. Unsec’d. Notes	2.800	05/01/30	1,580	1,321,878
Sr. Unsec’d. Notes	3.750	09/01/47	25	18,094
Sr. Unsec’d. Notes	4.000	12/01/46	145	108,570

Essential Utilities, Inc., Sr. Unsec’d. Notes	2.704	04/15/30	1,380	1,120,152
				2,568,694

Total Corporate Bonds (cost $491,722,751)				400,753,489
Municipal Bonds 0.4%
Alabama 0.0%
Alabama Economic Settlement Authority, Taxable, Revenue Bonds, Series B	4.263	09/15/32	40	36,314

PGIM Core Bond Fund
Schedule of Investments as of October 31, 2022 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Municipal Bonds (Continued)
California 0.0%
City of Los Angeles Department of Airports, Taxable, Revenue Bonds, BABs	6.582%	05/15/39	285	$301,523
University of California,
Taxable, Revenue Bonds, Series AP	3.931	05/15/45	30	25,691
Taxable, Revenue Bonds, Series J	4.131	05/15/45	30	25,243
				352,457
Illinois 0.1%
State of Illinois, General Obligation Unlimited, Series D	5.000	11/01/22	895	895,000
New Jersey 0.0%
New Jersey Turnpike Authority, Taxable, Revenue Bonds, BABs, Series A	7.102	01/01/41	250	284,774
North Carolina 0.0%
North Carolina State Education Assistance Authority, Taxable, Revenue Bonds, Series 2011-02, Class A3, 3 Month LIBOR + 0.800% (Cap N/A, Floor 0.000%)	5.158(c)	07/25/36	599	591,092
Pennsylvania 0.1%
Pennsylvania State University (The), Taxable, Revenue Bonds, Series D	2.840	09/01/50	745	472,541
Pennsylvania Turnpike Commission,
Revenue Bonds, BABs	6.105	12/01/39	70	71,238
Revenue Bonds, BABs, Series B	5.511	12/01/45	150	144,655
				688,434
Texas 0.2%
City of San Antonio Electric & Gas Systems Revenue, Revenue Bonds, BABs	5.985	02/01/39	775	805,181
Grand Parkway Transportation Corp., Taxable, Revenue Bonds, Series E	5.184	10/01/42	775	731,047
Permanent University Fund - University of Texas System, Taxable, Revenue Bonds, Series A	3.376	07/01/47	555	415,282
Texas Private Activity Bond Surface Transportation Corp., Taxable, Revenue Bonds, Series B	3.922	12/31/49	340	243,978
				2,195,488

PGIM Core Bond Fund
Schedule of Investments as of October 31, 2022 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Municipal Bonds (Continued)
Virginia 0.0%
University of Virginia, Taxable, Revenue Bonds, Series C	4.179%	09/01/2117	130	$92,476

Total Municipal Bonds (cost $6,305,122)				5,136,035
Residential Mortgage-Backed Securities 4.6%
Alternative Loan Trust, Series 2003-J03, Class 2A1	6.250	12/25/33	2	1,759
BCAP LLC Trust, Series 2011-RR04, Class 7A1, 144A	5.250	04/26/37	114	72,099
Bellemeade Re Ltd.,
Series 2019-03A, Class M1B, 144A, 1 Month LIBOR + 1.600% (Cap N/A, Floor 1.600%)	5.186(c)	07/25/29	94	93,712
Series 2021-01A, Class M1A, 144A, 30 Day Average SOFR + 1.750% (Cap N/A, Floor 1.750%)	4.747(c)	03/25/31	798	796,387
Series 2021-03A, Class A2, 144A, 30 Day Average SOFR + 1.000% (Cap N/A, Floor 1.000%)	3.997(c)	09/25/31	2,200	2,072,041
Series 2021-03A, Class M1A, 144A, 30 Day Average SOFR + 1.000% (Cap N/A, Floor 1.000%)	3.997(c)	09/25/31	1,454	1,433,466
Series 2022-01, Class M1A, 144A, 30 Day Average SOFR + 1.750% (Cap N/A, Floor 1.750%)	4.747(c)	01/26/32	3,810	3,750,260

Connecticut Avenue Securities Trust, Series 2022-R01, Class 1M2, 144A, 30 Day Average SOFR + 1.900% (Cap N/A, Floor 0.000%)	4.897(c)	12/25/41	2,120	1,924,525
Credit Suisse First Boston Mortgage Securities Corp., Series 2003-08, Class 5A1	6.500	04/25/33	1	937
Credit Suisse Mortgage Trust, Series 2020-RPL06, Class A1, 144A	2.688(cc)	03/25/59	1,000	950,090
Eagle Re Ltd.,
Series 2019-01, Class M1B, 144A, 1 Month LIBOR + 1.800% (Cap N/A, Floor 0.000%)	5.386(c)	04/25/29	90	86,930
Series 2021-02, Class M1A, 144A, 30 Day Average SOFR + 1.550% (Cap N/A, Floor 1.550%)	4.547(c)	04/25/34	5,660	5,621,847
Fannie Mae REMIC,
Series 2012-134, Class ZC	2.500	12/25/42	2,699	1,989,596
Series 2014-11, Class VB	4.500	04/25/42	500	483,951
Series 2020-24, Class SP, IO, 1 Month LIBOR + 6.050% (Cap 6.050%, Floor 0.000%)	2.464(c)	04/25/50	1,358	139,302
Series 2021-03, Class JI, IO	2.500	02/25/51	3,221	430,652
FHLMC Structured Agency Credit Risk REMIC Trust,
Series 2021-DNA03, Class M2, 144A, 30 Day Average SOFR + 2.100% (Cap N/A, Floor 0.000%)	5.097(c)	10/25/33	2,885	2,750,845

PGIM Core Bond Fund
Schedule of Investments as of October 31, 2022 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Residential Mortgage-Backed Securities (Continued)
FHLMC Structured Agency Credit Risk REMIC Trust, (cont’d.)
Series 2021-DNA05, Class M2, 144A, 30 Day Average SOFR + 1.650% (Cap N/A, Floor 0.000%)	4.647%(c)	01/25/34	263	$255,423
Series 2021-HQA03, Class M1, 144A, 30 Day Average SOFR + 0.850% (Cap N/A, Floor 0.000%)	3.847(c)	09/25/41	6,521	6,165,188
Series 2022-DNA01, Class M1A, 144A, 30 Day Average SOFR + 1.000% (Cap N/A, Floor 0.000%)	3.997(c)	01/25/42	1,959	1,894,015

FHLMC Structured Pass-Through Certificates, Series T-59, Class 1A2	7.000	10/25/43	70	70,958
Freddie Mac REMIC,
Series 4249, Class GW	3.500	10/15/41	924	852,918
Series 4661, Class BV	3.500	12/15/36	588	569,822
Series 4710, Class KZ	3.500	08/15/47	1,140	990,319
Series 4739, Class Z	3.500	11/15/47	750	664,914
Series 5019, Class IP, IO	3.000	10/25/50	903	145,703
Series 5021, Class SB, IO, 30 Day Average SOFR + 3.550% (Cap 3.550%, Floor 0.000%)	0.553(c)	10/25/50	3,941	137,360
Series 5023, Class IO, IO	2.000	10/25/50	917	107,006
Series 5222, Class SA, IO, 30 Day Average SOFR + 3.500% (Cap 3.500%, Floor 0.000%)	0.503(c)	05/25/52	525	9,873
Government National Mortgage Assoc.,
Series 2013-99, Class AX	3.000	07/20/43	640	565,955
Series 2015-124, Class VZ	3.500	09/20/45	5,124	4,558,170
Series 2016-46, Class JE	2.500	11/20/45	163	149,426
Series 2018-07, Class GA	3.000	02/20/47	214	200,184
Series 2021-165, Class ST, IO, 1 Month LIBOR + 3.360% (Cap 0.020%, Floor 0.000%)	0.000(c)	01/20/50	779	212
Series 2022-051, Class SC, IO, 30 Day Average SOFR + 3.500% (Cap 3.500%, Floor 0.000%)	0.580(c)	03/20/52	6,431	102,751
Series 2022-078, Class MS, IO, 30 Day Average SOFR + 3.600% (Cap 3.600%, Floor 0.000%)	0.680(c)	04/20/52	5,604	85,895
Series 2022-078, Class SB, IO, 30 Day Average SOFR + 3.750% (Cap 3.750%, Floor 0.000%)	0.830(c)	04/20/52	3,782	70,191
Series 2022-126, Class CS, IO, 30 Day Average SOFR + 3.760% (Cap 3.760%, Floor 0.000%)	0.840(c)	07/20/52	7,346	86,326
Series 2022-148, Class DS, IO, 30 Day Average SOFR + 3.600% (Cap 3.600%, Floor 0.000%)	0.680(c)	08/20/52	2,707	29,901

GSR Mortgage Loan Trust, Series 2005-AR06, Class 2A1	3.371(cc)	09/25/35	17	15,535
Home Re Ltd.,
Series 2019-01, Class M1, 144A, 1 Month LIBOR + 1.650% (Cap N/A, Floor 0.000%)	5.236(c)	05/25/29	61	60,357
Series 2021-02, Class M1A, 144A, 30 Day Average SOFR + 1.250% (Cap N/A, Floor 0.000%)	4.247(c)	01/25/34	780	776,749

PGIM Core Bond Fund
Schedule of Investments as of October 31, 2022 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Residential Mortgage-Backed Securities (Continued)
Legacy Mortgage Asset Trust,
Series 2019-PR01, Class A1, 144A	6.858%	09/25/59	1,968	$1,966,815
Series 2020-GS01, Class A1, 144A	2.882	10/25/59	754	739,584
Series 2021-GS01, Class A1, 144A	1.892	10/25/66	312	282,943

MFA Trust, Series 2021-RPL01, Class A1, 144A	1.131(cc)	07/25/60	2,708	2,294,501
Mill City Mortgage Loan Trust,
Series 2017-03, Class A1, 144A	2.750(cc)	01/25/61	108	106,274
Series 2018-01, Class A1, 144A	3.250(cc)	05/25/62	177	169,842

New Residential Mortgage Loan Trust, Series 2018-04A, Class A1S, 144A, 1 Month LIBOR + 0.750% (Cap N/A, Floor 0.750%)	4.336(c)	01/25/48	75	72,203
Oaktown Re VII Ltd., Series 2021-02, Class M1A, 144A, 30 Day Average SOFR + 1.600% (Cap N/A, Floor 1.600%)	4.597(c)	04/25/34	4,100	4,009,821
OBX Trust, Series 2018-01, Class A2, 144A, 1 Month LIBOR + 0.650% (Cap N/A, Floor 0.000%)	4.236(c)	06/25/57	158	152,346
PMT Credit Risk Transfer Trust,
Series 2020-02R, Class A, 144A, 1 Month LIBOR + 3.815% (Cap N/A, Floor 3.815%)	7.411(c)	12/25/22	1,411	1,381,059
Series 2021-01R, Class A, 144A, 1 Month LIBOR + 2.900% (Cap N/A, Floor 2.900%)	6.496(c)	02/27/24	2,407	2,292,398
Radnor Re Ltd.,
Series 2018-01, Class M1, 144A, 1 Month LIBOR + 1.400% (Cap N/A, Floor 0.000%)	4.986(c)	03/25/28	17	17,270
Series 2020-01, Class M1A, 144A, 1 Month LIBOR + 0.950% (Cap N/A, Floor 0.950%)	4.536(c)	01/25/30	76	75,448

Seasoned Credit Risk Transfer Trust, Series 2019-02, Class MA	3.500	08/25/58	712	672,032
Sequoia Mortgage Trust, Series 10, Class 2A1, 1 Month LIBOR + 0.760% (Cap 11.750%, Floor 0.760%)	4.249(c)	10/20/27	15	14,080
Structured Asset Mortgage Investments II Trust, Series 2005-AR05, Class A1, 1 Month LIBOR + 0.500% (Cap 11.000%, Floor 0.500%)	3.980(c)	07/19/35	18	15,641
Towd Point Mortgage Trust,
Series 2017-05, Class A1, 144A, 1 Month LIBOR + 0.600% (Cap N/A, Floor 0.000%)	3.434(c)	02/25/57	167	164,411
Series 2018-01, Class A1, 144A	3.000(cc)	01/25/58	274	263,503
Series 2019-HY03, Class A1A, 144A, 1 Month LIBOR + 1.000% (Cap N/A, Floor 1.000%)	4.586(c)	10/25/59	178	174,772
Series 2020-04, Class A1, 144A	1.750	10/25/60	734	649,149
Series 2021-SJ01, Class A1, 144A	2.250(cc)	07/25/68	2,364	2,208,311

PGIM Core Bond Fund
Schedule of Investments as of October 31, 2022 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Residential Mortgage-Backed Securities (Continued)
Towd Point Mortgage Trust, (cont’d.)
Series 2021-SJ02, Class A1A, 144A	2.250%(cc)	12/25/61	3,989	$3,691,988
Washington Mutual Mortgage Pass-Through Certificates Trust,
Series 2002-AR06, Class A, Federal Reserve US 12 Month Cumulative Avg 1 Year CMT + 1.400% (Cap N/A, Floor 1.400%)	2.771(c)	06/25/42	23	20,813
Series 2002-AR09, Class 1A, Federal Reserve US 12 Month Cumulative Avg 1 Year CMT + 1.400% (Cap N/A, Floor 1.400%)	2.771(c)	08/25/42	2	1,802
Series 2005-AR13, Class A1A1, 1 Month LIBOR + 0.580% (Cap 10.500%, Floor 0.580%)	4.166(c)	10/25/45	203	186,858

Total Residential Mortgage-Backed Securities (cost $68,113,011)				62,787,414
Sovereign Bonds 0.5%
Abu Dhabi Government International Bond (United Arab Emirates), Sr. Unsec’d. Notes, 144A	3.125	10/11/27	840	780,832
Bermuda Government International Bond (Bermuda),
Sr. Unsec’d. Notes, 144A(a)	2.375	08/20/30	555	435,259
Sr. Unsec’d. Notes, 144A	3.375	08/20/50	450	283,022

Export-Import Bank of India (India), Sr. Unsec’d. Notes, 144A	3.875	02/01/28	290	257,172
Indonesia Government International Bond (Indonesia), Sr. Unsec’d. Notes	3.500	01/11/28	1,420	1,295,572
Japan Finance Organization for Municipalities (Japan),
Sr. Unsec’d. Notes, 144A, MTN	1.750	09/05/24	200	189,305
Sr. Unsec’d. Notes, 144A, MTN	2.125	10/25/23	200	195,133
Sr. Unsec’d. Notes, 144A, MTN	3.000	03/12/24	400	389,799

Mexico Government International Bond (Mexico), Sr. Unsec’d. Notes	3.500	02/12/34	970	741,080
Panama Government International Bond (Panama), Sr. Unsec’d. Notes	4.500	04/16/50	200	135,350
Peruvian Government International Bond (Peru), Sr. Unsec’d. Notes	2.783	01/23/31	701	552,388
Province of Alberta (Canada),
Sr. Unsec’d. Notes	1.300	07/22/30	185	145,650
Sr. Unsec’d. Notes	3.300	03/15/28	110	102,817

Province of Manitoba (Canada), Sr. Unsec’d. Notes	2.125	06/22/26	100	91,730
Province of Quebec (Canada), Unsec’d. Notes, Series A, MTN	7.140	02/27/26	45	47,768

PGIM Core Bond Fund
Schedule of Investments as of October 31, 2022 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Sovereign Bonds (Continued)

Qatar Government International Bond (Qatar), Sr. Unsec’d. Notes, 144A	5.103%	04/23/48	370	$343,578
Tokyo Metropolitan Government (Japan), Sr. Unsec’d. Notes, 144A	3.250	06/01/23	200	198,344
Uruguay Government International Bond (Uruguay),
Sr. Unsec’d. Notes	4.975	04/20/55	540	469,395
Sr. Unsec’d. Notes	5.100	06/18/50	60	53,692

Total Sovereign Bonds (cost $8,054,694)				6,707,886
U.S. Government Agency Obligations 22.1%
Federal Home Loan Mortgage Corp.	1.500	11/01/50	1,919	1,431,825
Federal Home Loan Mortgage Corp.	2.000	01/01/32	346	310,358
Federal Home Loan Mortgage Corp.	2.000	02/01/36	952	836,871
Federal Home Loan Mortgage Corp.	2.000	10/01/40	418	345,166
Federal Home Loan Mortgage Corp.(h)	2.000	09/01/50	13,220	10,464,762
Federal Home Loan Mortgage Corp.	2.000	12/01/50	2,035	1,611,164
Federal Home Loan Mortgage Corp.	2.000	03/01/51	816	646,128
Federal Home Loan Mortgage Corp.	2.000	05/01/51	954	754,929
Federal Home Loan Mortgage Corp.	2.000	09/01/51	488	388,433
Federal Home Loan Mortgage Corp.	2.500	01/01/29	197	186,340
Federal Home Loan Mortgage Corp.	2.500	07/01/31	338	314,941
Federal Home Loan Mortgage Corp.	2.500	01/01/32	184	171,323
Federal Home Loan Mortgage Corp.	2.500	10/01/32	418	386,758
Federal Home Loan Mortgage Corp.	2.500	12/01/32	729	674,276
Federal Home Loan Mortgage Corp.	2.500	09/01/46	166	138,510
Federal Home Loan Mortgage Corp.	2.500	11/01/46	518	432,856
Federal Home Loan Mortgage Corp.	2.500	11/01/49	862	714,542
Federal Home Loan Mortgage Corp.	2.500	03/01/51	1,106	915,124
Federal Home Loan Mortgage Corp.	2.500	04/01/51	11,637	9,574,850
Federal Home Loan Mortgage Corp.	2.500	07/01/51	492	404,164
Federal Home Loan Mortgage Corp.	2.500	08/01/51	981	806,216
Federal Home Loan Mortgage Corp.	2.500	09/01/51	6,095	5,010,367
Federal Home Loan Mortgage Corp.	2.500	10/01/51	80	65,733
Federal Home Loan Mortgage Corp.	2.500	10/01/51	373	307,990
Federal Home Loan Mortgage Corp.	2.500	12/01/51	3,394	2,780,840
Federal Home Loan Mortgage Corp.	2.500	01/01/52	208	170,307
Federal Home Loan Mortgage Corp.	2.500	04/01/52	83	68,380
Federal Home Loan Mortgage Corp.	2.500	04/01/52	996	817,374
Federal Home Loan Mortgage Corp.	2.500	04/01/52	996	817,766
Federal Home Loan Mortgage Corp.	2.500	05/01/52	9,269	7,595,746
Federal Home Loan Mortgage Corp.	3.000	02/01/32	699	658,290
Federal Home Loan Mortgage Corp.	3.000	01/01/37	152	137,148
Federal Home Loan Mortgage Corp.	3.000	12/01/37	61	55,296

PGIM Core Bond Fund
Schedule of Investments as of October 31, 2022 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
U.S. Government Agency Obligations(Continued)
Federal Home Loan Mortgage Corp.	3.000%	06/01/43	1,511	$1,325,623
Federal Home Loan Mortgage Corp.	3.000	07/01/43	259	227,627
Federal Home Loan Mortgage Corp.	3.000	06/01/46	425	370,601
Federal Home Loan Mortgage Corp.	3.000	12/01/46	393	341,251
Federal Home Loan Mortgage Corp.	3.000	01/01/47	441	382,778
Federal Home Loan Mortgage Corp.	3.000	02/01/50	2,640	2,261,241
Federal Home Loan Mortgage Corp.	3.000	06/01/50	635	543,600
Federal Home Loan Mortgage Corp.	3.000	04/01/52	4,379	3,728,103
Federal Home Loan Mortgage Corp.	3.000	05/01/52	3,169	2,695,709
Federal Home Loan Mortgage Corp.	3.000	06/01/52	499	425,143
Federal Home Loan Mortgage Corp.	3.000	06/01/52	1,210	1,030,350
Federal Home Loan Mortgage Corp.	3.500	11/01/37	140	129,523
Federal Home Loan Mortgage Corp.	3.500	06/01/42	188	171,235
Federal Home Loan Mortgage Corp.	3.500	06/01/42	208	188,958
Federal Home Loan Mortgage Corp.	3.500	07/01/42	200	181,206
Federal Home Loan Mortgage Corp.	3.500	09/01/42	243	221,046
Federal Home Loan Mortgage Corp.	3.500	10/01/42	306	277,549
Federal Home Loan Mortgage Corp.	3.500	06/01/43	124	112,764
Federal Home Loan Mortgage Corp.	3.500	05/01/45	164	147,720
Federal Home Loan Mortgage Corp.	3.500	01/01/47	121	109,032
Federal Home Loan Mortgage Corp.	3.500	02/01/47	274	248,307
Federal Home Loan Mortgage Corp.	3.500	11/01/47	183	164,110
Federal Home Loan Mortgage Corp.	3.500	08/01/48	73	65,596
Federal Home Loan Mortgage Corp.	3.500	10/01/48	283	253,272
Federal Home Loan Mortgage Corp.	3.500	01/01/52	170	149,710
Federal Home Loan Mortgage Corp.	3.500	04/01/52	45	40,040
Federal Home Loan Mortgage Corp.	4.000	12/01/40	55	51,834
Federal Home Loan Mortgage Corp.	4.000	01/01/41	228	213,009
Federal Home Loan Mortgage Corp.	4.000	04/01/42	200	188,009
Federal Home Loan Mortgage Corp.	4.000	10/01/45	104	96,914
Federal Home Loan Mortgage Corp.	4.000	02/01/46	1,568	1,471,505
Federal Home Loan Mortgage Corp.	4.000	05/01/46	97	90,616
Federal Home Loan Mortgage Corp.	4.000	08/01/46	133	124,783
Federal Home Loan Mortgage Corp.	4.000	11/01/47	95	88,474
Federal Home Loan Mortgage Corp.	4.000	04/01/48	149	138,609
Federal Home Loan Mortgage Corp.	4.000	05/01/48	155	143,629
Federal Home Loan Mortgage Corp.	4.000	07/01/48	299	277,033
Federal Home Loan Mortgage Corp.	4.000	04/01/52	1,929	1,767,439
Federal Home Loan Mortgage Corp.	4.500	06/01/42	69	66,700
Federal Home Loan Mortgage Corp.	4.500	09/01/44	86	83,107
Federal Home Loan Mortgage Corp.	4.500	07/01/45	225	217,845
Federal Home Loan Mortgage Corp.	4.500	04/01/47	833	797,400
Federal Home Loan Mortgage Corp.	4.500	07/01/47	90	85,801
Federal Home Loan Mortgage Corp.	4.500	07/01/47	197	187,999
Federal Home Loan Mortgage Corp.	4.500	11/01/47	368	352,054

PGIM Core Bond Fund
Schedule of Investments as of October 31, 2022 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
U.S. Government Agency Obligations(Continued)
Federal Home Loan Mortgage Corp.	4.500%	02/01/48	113	$108,414
Federal Home Loan Mortgage Corp.	4.500	07/01/48	236	225,421
Federal Home Loan Mortgage Corp.	4.500	05/01/52	488	458,029
Federal Home Loan Mortgage Corp.	5.000	08/01/40	189	189,678
Federal Home Loan Mortgage Corp.	5.000	12/01/47	151	146,650
Federal Home Loan Mortgage Corp.	5.000	02/01/48	258	253,496
Federal Home Loan Mortgage Corp.	5.000	10/01/52	5,162	4,982,322
Federal Home Loan Mortgage Corp.	5.000	11/01/52	3,000	2,899,156
Federal Home Loan Mortgage Corp.	6.250	07/15/32	180	203,561
Federal National Mortgage Assoc.,
Enterprise 11th District COFI Institutional Replacement Index + 1.254% (Cap 12.743%, Floor 5.726%)	5.725(c)	12/01/30	—(r)	319
Enterprise 11th District COFI Institutional Replacement Index + 2.000% (Cap 9.375%, Floor 2.000%)	2.250(c)	08/01/24	3	2,597

Federal National Mortgage Assoc.	0.875	08/05/30	1,510	1,159,043
Federal National Mortgage Assoc.	1.500	02/01/42	484	383,352
Federal National Mortgage Assoc.	1.500	10/01/50	402	299,769
Federal National Mortgage Assoc.	1.500	11/01/50	1,132	844,612
Federal National Mortgage Assoc.	1.500	12/01/50	8,584	6,404,080
Federal National Mortgage Assoc.	1.500	01/01/51	871	650,265
Federal National Mortgage Assoc.	1.625	01/07/25	675	633,525
Federal National Mortgage Assoc.	2.000	08/01/40	2,132	1,762,438
Federal National Mortgage Assoc.	2.000	02/01/41	2,030	1,678,150
Federal National Mortgage Assoc.	2.000	05/01/41	4,013	3,307,148
Federal National Mortgage Assoc.	2.000	10/01/50	12,759	10,129,123
Federal National Mortgage Assoc.	2.000	11/01/50	398	315,389
Federal National Mortgage Assoc.	2.000	01/01/51	3,312	2,642,612
Federal National Mortgage Assoc.	2.000	02/01/51	4,025	3,181,454
Federal National Mortgage Assoc.	2.000	03/01/51	464	367,384
Federal National Mortgage Assoc.	2.000	05/01/51	5,277	4,175,387
Federal National Mortgage Assoc.	2.000	08/01/51	507	400,974
Federal National Mortgage Assoc.	2.000	10/01/51	1,500	1,183,148
Federal National Mortgage Assoc.	2.000	11/01/51	2,778	2,192,867
Federal National Mortgage Assoc.	2.375	01/19/23	180	179,203
Federal National Mortgage Assoc.(k)	2.500	02/05/24	425	413,848
Federal National Mortgage Assoc.	2.500	05/01/30	234	217,213
Federal National Mortgage Assoc.	2.500	04/01/31	685	636,267
Federal National Mortgage Assoc.	2.500	11/01/31	178	164,574
Federal National Mortgage Assoc.	2.500	02/01/43	73	60,650
Federal National Mortgage Assoc.	2.500	06/01/46	367	303,245
Federal National Mortgage Assoc.	2.500	09/01/46	173	144,297
Federal National Mortgage Assoc.	2.500	10/01/46	110	91,418
Federal National Mortgage Assoc.	2.500	10/01/46	193	160,466

PGIM Core Bond Fund
Schedule of Investments as of October 31, 2022 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
U.S. Government Agency Obligations(Continued)

Federal National Mortgage Assoc.	2.500%	03/01/50	708	$586,644
Federal National Mortgage Assoc.	2.500	08/01/50	4,553	3,753,761
Federal National Mortgage Assoc.	2.500	11/01/50	3,396	2,817,455
Federal National Mortgage Assoc.	2.500	12/01/50	312	257,864
Federal National Mortgage Assoc.	2.500	01/01/51	738	611,916
Federal National Mortgage Assoc.	2.500	04/01/51	5,790	4,764,363
Federal National Mortgage Assoc.	2.500	08/01/51	3,455	2,841,094
Federal National Mortgage Assoc.	2.500	10/01/51	922	757,826
Federal National Mortgage Assoc.	2.500	12/01/51	578	476,410
Federal National Mortgage Assoc.	2.500	12/01/51	981	806,122
Federal National Mortgage Assoc.	2.500	02/01/52	87	71,758
Federal National Mortgage Assoc.	2.500	02/01/52	970	798,706
Federal National Mortgage Assoc.	2.500	02/01/52	1,966	1,614,546
Federal National Mortgage Assoc.	2.500	03/01/52	2,013	1,651,207
Federal National Mortgage Assoc.	2.500	04/01/52	498	408,210
Federal National Mortgage Assoc.	2.500	04/01/52	1,992	1,634,637
Federal National Mortgage Assoc.	2.500	05/01/52	983	806,639
Federal National Mortgage Assoc.	2.500	05/01/52	993	813,789
Federal National Mortgage Assoc.	2.500	05/01/52	1,992	1,632,497
Federal National Mortgage Assoc.	2.500	06/01/52	825	676,964
Federal National Mortgage Assoc.	2.500	07/01/52	100	82,049
Federal National Mortgage Assoc.	2.500	07/01/52	809	662,978
Federal National Mortgage Assoc.	2.500	09/01/52	4,312	3,537,854
Federal National Mortgage Assoc.	3.000	06/01/30	131	122,981
Federal National Mortgage Assoc.	3.000	05/01/31	50	47,017
Federal National Mortgage Assoc.	3.000	12/01/31	139	130,011
Federal National Mortgage Assoc.	3.000	05/01/32	150	138,055
Federal National Mortgage Assoc.	3.000	09/01/32	60	55,395
Federal National Mortgage Assoc.	3.000	11/01/36	110	100,705
Federal National Mortgage Assoc.	3.000	10/01/42	146	128,177
Federal National Mortgage Assoc.	3.000	10/01/42	210	183,968
Federal National Mortgage Assoc.	3.000	02/01/43	201	175,944
Federal National Mortgage Assoc.	3.000	04/01/43	257	225,318
Federal National Mortgage Assoc.	3.000	06/01/43	313	274,462
Federal National Mortgage Assoc.	3.000	12/01/45	463	406,014
Federal National Mortgage Assoc.	3.000	05/01/46	576	500,993
Federal National Mortgage Assoc.	3.000	09/01/46	585	512,672
Federal National Mortgage Assoc.	3.000	10/01/46	1,780	1,546,074
Federal National Mortgage Assoc.	3.000	11/01/46	656	569,025
Federal National Mortgage Assoc.	3.000	11/01/46	1,392	1,207,864
Federal National Mortgage Assoc.	3.000	03/01/47	477	413,736
Federal National Mortgage Assoc.	3.000	04/01/47	1,009	872,897
Federal National Mortgage Assoc.	3.000	12/01/49	2,427	2,075,045
Federal National Mortgage Assoc.	3.000	01/01/50	971	830,907
Federal National Mortgage Assoc.	3.000	02/01/50	922	790,518

PGIM Core Bond Fund
Schedule of Investments as of October 31, 2022 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
U.S. Government Agency Obligations(Continued)

Federal National Mortgage Assoc.	3.000%	02/01/50	1,814	$1,553,705
Federal National Mortgage Assoc.	3.000	03/01/50	434	370,693
Federal National Mortgage Assoc.	3.000	06/01/50	909	778,430
Federal National Mortgage Assoc.	3.000	01/01/52	2,739	2,342,545
Federal National Mortgage Assoc.	3.000	02/01/52	495	421,989
Federal National Mortgage Assoc.	3.000	02/01/52	1,959	1,666,700
Federal National Mortgage Assoc.	3.000	02/01/52	9,982	8,485,455
Federal National Mortgage Assoc.	3.000	03/01/52	3,843	3,281,940
Federal National Mortgage Assoc.	3.000	04/01/52	1,960	1,672,301
Federal National Mortgage Assoc.	3.000	05/01/52	499	425,058
Federal National Mortgage Assoc.	3.000	06/01/52	998	851,426
Federal National Mortgage Assoc.	3.000	06/01/52	3,094	2,632,078
Federal National Mortgage Assoc.	3.500	TBA(tt)	6,500	5,712,315
Federal National Mortgage Assoc.	3.500	12/01/29	73	70,079
Federal National Mortgage Assoc.	3.500	12/01/30	69	66,379
Federal National Mortgage Assoc.	3.500	07/01/31	362	346,853
Federal National Mortgage Assoc.	3.500	08/01/31	294	281,910
Federal National Mortgage Assoc.	3.500	02/01/33	125	118,910
Federal National Mortgage Assoc.	3.500	05/01/33	50	47,615
Federal National Mortgage Assoc.	3.500	10/01/41	76	69,311
Federal National Mortgage Assoc.	3.500	04/01/42	173	157,310
Federal National Mortgage Assoc.	3.500	05/01/42	172	155,899
Federal National Mortgage Assoc.	3.500	05/01/42	1,094	992,160
Federal National Mortgage Assoc.	3.500	06/01/42	458	415,705
Federal National Mortgage Assoc.	3.500	10/01/42	263	238,714
Federal National Mortgage Assoc.	3.500	10/01/42	292	264,570
Federal National Mortgage Assoc.	3.500	10/01/42	558	506,219
Federal National Mortgage Assoc.	3.500	06/01/43	149	134,741
Federal National Mortgage Assoc.	3.500	06/01/45	165	148,834
Federal National Mortgage Assoc.	3.500	06/01/45	270	242,938
Federal National Mortgage Assoc.	3.500	09/01/45	242	218,101
Federal National Mortgage Assoc.	3.500	10/01/45	256	230,701
Federal National Mortgage Assoc.	3.500	01/01/46	80	71,813
Federal National Mortgage Assoc.	3.500	01/01/46	214	192,461
Federal National Mortgage Assoc.	3.500	04/01/46	2,282	2,054,101
Federal National Mortgage Assoc.	3.500	11/01/46	107	96,092
Federal National Mortgage Assoc.	3.500	06/01/47	374	335,802
Federal National Mortgage Assoc.	3.500	07/01/47	236	212,175
Federal National Mortgage Assoc.	3.500	07/01/47	1,108	1,005,398
Federal National Mortgage Assoc.	3.500	08/01/47	176	158,427
Federal National Mortgage Assoc.	3.500	09/01/47	292	263,121
Federal National Mortgage Assoc.	3.500	10/01/47	1,027	922,285
Federal National Mortgage Assoc.	3.500	11/01/47	952	852,426
Federal National Mortgage Assoc.	3.500	01/01/48	172	153,946
Federal National Mortgage Assoc.	3.500	01/01/48	261	234,132

PGIM Core Bond Fund
Schedule of Investments as of October 31, 2022 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
U.S. Government Agency Obligations(Continued)

Federal National Mortgage Assoc.	3.500%	01/01/48	3,487	$3,134,990
Federal National Mortgage Assoc.	3.500	04/01/48	472	423,515
Federal National Mortgage Assoc.	3.500	06/01/48	709	636,429
Federal National Mortgage Assoc.	3.500	08/01/48	370	330,922
Federal National Mortgage Assoc.	3.500	10/01/48	256	229,677
Federal National Mortgage Assoc.	3.500	11/01/48	186	167,265
Federal National Mortgage Assoc.	3.500	03/01/49	848	761,399
Federal National Mortgage Assoc.	3.500	06/01/49	347	311,772
Federal National Mortgage Assoc.	3.500	08/01/51	48	42,248
Federal National Mortgage Assoc.	3.500	05/01/52	1,402	1,235,339
Federal National Mortgage Assoc.	3.500	05/01/52	1,459	1,284,911
Federal National Mortgage Assoc.	3.500	07/01/52	1,541	1,356,775
Federal National Mortgage Assoc.	3.500	07/01/52	3,993	3,513,564
Federal National Mortgage Assoc.	4.000	TBA(tt)	1,000	908,891
Federal National Mortgage Assoc.	4.000	TBA	3,000	2,724,914
Federal National Mortgage Assoc.	4.000	09/01/40	135	126,447
Federal National Mortgage Assoc.	4.000	11/01/40	552	518,334
Federal National Mortgage Assoc.	4.000	02/01/41	223	208,979
Federal National Mortgage Assoc.	4.000	02/01/41	347	325,736
Federal National Mortgage Assoc.	4.000	12/01/41	236	221,436
Federal National Mortgage Assoc.	4.000	10/01/43	181	171,507
Federal National Mortgage Assoc.	4.000	09/01/44	98	92,024
Federal National Mortgage Assoc.	4.000	10/01/44	252	235,564
Federal National Mortgage Assoc.	4.000	12/01/45	82	76,457
Federal National Mortgage Assoc.	4.000	04/01/46	77	71,915
Federal National Mortgage Assoc.	4.000	08/01/46	126	117,947
Federal National Mortgage Assoc.	4.000	09/01/46	961	907,246
Federal National Mortgage Assoc.	4.000	02/01/47	386	359,270
Federal National Mortgage Assoc.	4.000	03/01/47	496	458,586
Federal National Mortgage Assoc.	4.000	06/01/47	294	273,258
Federal National Mortgage Assoc.	4.000	10/01/47	93	86,847
Federal National Mortgage Assoc.	4.000	11/01/47	181	168,909
Federal National Mortgage Assoc.	4.000	12/01/47	189	175,879
Federal National Mortgage Assoc.	4.000	02/01/48	180	166,553
Federal National Mortgage Assoc.	4.000	09/01/48	1,407	1,301,870
Federal National Mortgage Assoc.	4.000	10/01/48	274	253,705
Federal National Mortgage Assoc.	4.000	03/01/49	721	667,310
Federal National Mortgage Assoc.	4.000	03/01/49	1,116	1,032,343
Federal National Mortgage Assoc.	4.000	07/01/49	237	217,274
Federal National Mortgage Assoc.	4.000	05/01/52	1,494	1,360,079
Federal National Mortgage Assoc.	4.500	TBA(tt)	8,000	7,503,750
Federal National Mortgage Assoc.	4.500	08/01/40	65	62,853
Federal National Mortgage Assoc.	4.500	04/01/41	76	73,744
Federal National Mortgage Assoc.	4.500	06/01/41	178	172,912
Federal National Mortgage Assoc.	4.500	08/01/41	92	89,170

PGIM Core Bond Fund
Schedule of Investments as of October 31, 2022 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
U.S. Government Agency Obligations(Continued)

Federal National Mortgage Assoc.	4.500%	08/01/41	261	$252,880
Federal National Mortgage Assoc.	4.500	08/01/44	211	203,409
Federal National Mortgage Assoc.	4.500	01/01/45	118	113,982
Federal National Mortgage Assoc.	4.500	11/01/47	130	124,527
Federal National Mortgage Assoc.	4.500	06/01/48	189	180,359
Federal National Mortgage Assoc.	4.500	07/01/48	1,595	1,523,882
Federal National Mortgage Assoc.	4.500	12/01/48	153	146,256
Federal National Mortgage Assoc.	4.500	02/01/49	49	47,175
Federal National Mortgage Assoc.	5.000	TBA(tt)	2,500	2,410,644
Federal National Mortgage Assoc.	5.000	09/01/30	15	15,390
Federal National Mortgage Assoc.	5.000	10/01/40	115	115,423
Federal National Mortgage Assoc.	5.000	03/01/42	211	211,165
Federal National Mortgage Assoc.	5.000	10/01/47	184	180,427
Federal National Mortgage Assoc.	5.000	01/01/48	43	41,916
Federal National Mortgage Assoc.	5.000	08/01/52	1,468	1,417,173
Federal National Mortgage Assoc.	5.500	TBA	7,000	6,889,767
Federal National Mortgage Assoc.	5.500	01/01/40	102	103,951
Federal National Mortgage Assoc.	6.000	10/01/36	59	61,047
Federal National Mortgage Assoc.	6.000	07/01/41	65	67,382
Federal National Mortgage Assoc.(k)	6.625	11/15/30	485	553,593
Federal National Mortgage Assoc.(k)	7.125	01/15/30	80	92,988
Government National Mortgage Assoc.	2.000	03/20/51	1,190	983,735
Government National Mortgage Assoc.	2.000	07/20/51	482	397,414
Government National Mortgage Assoc.	2.500	12/20/46	270	233,331
Government National Mortgage Assoc.	2.500	05/20/51	1,215	1,032,844
Government National Mortgage Assoc.	2.500	08/20/51	1,063	903,902
Government National Mortgage Assoc.	2.500	11/20/51	462	392,678
Government National Mortgage Assoc.	3.000	07/20/42	414	369,832
Government National Mortgage Assoc.	3.000	03/20/43	275	245,993
Government National Mortgage Assoc.	3.000	08/20/43	52	46,450
Government National Mortgage Assoc.	3.000	09/20/43	102	91,400
Government National Mortgage Assoc.	3.000	01/20/44	95	85,295
Government National Mortgage Assoc.	3.000	05/20/45	98	87,561
Government National Mortgage Assoc.	3.000	08/15/45	112	98,324
Government National Mortgage Assoc.	3.000	05/20/46	604	536,803
Government National Mortgage Assoc.	3.000	07/20/46	959	851,571
Government National Mortgage Assoc.	3.000	08/20/46	52	46,374
Government National Mortgage Assoc.	3.000	10/20/46	301	266,027
Government National Mortgage Assoc.	3.000	03/20/47	626	552,527
Government National Mortgage Assoc.	3.000	01/20/48	79	70,060
Government National Mortgage Assoc.	3.000	08/20/48	1,342	1,183,255
Government National Mortgage Assoc.	3.000	07/20/49	451	397,271
Government National Mortgage Assoc.	3.000	09/20/49	557	490,098
Government National Mortgage Assoc.	3.000	12/20/49	613	540,099
Government National Mortgage Assoc.	3.000	01/20/50	2,837	2,497,383

PGIM Core Bond Fund
Schedule of Investments as of October 31, 2022 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
U.S. Government Agency Obligations(Continued)

Government National Mortgage Assoc.	3.000%	02/20/50	126	$110,760
Government National Mortgage Assoc.	3.000	09/20/50	368	323,286
Government National Mortgage Assoc.	3.000	11/20/51	945	827,634
Government National Mortgage Assoc.	3.000	04/20/52	980	854,915
Government National Mortgage Assoc.	3.500	TBA	3,500	3,132,190
Government National Mortgage Assoc.	3.500	01/15/42	68	62,118
Government National Mortgage Assoc.	3.500	12/20/42	197	180,999
Government National Mortgage Assoc.	3.500	01/20/43	294	269,938
Government National Mortgage Assoc.	3.500	02/20/43	131	120,521
Government National Mortgage Assoc.	3.500	08/20/43	471	433,296
Government National Mortgage Assoc.	3.500	10/20/43	623	572,403
Government National Mortgage Assoc.	3.500	03/20/45	65	58,840
Government National Mortgage Assoc.	3.500	04/20/45	363	331,609
Government National Mortgage Assoc.	3.500	04/20/46	695	633,310
Government National Mortgage Assoc.	3.500	07/20/46	428	390,056
Government National Mortgage Assoc.	3.500	10/20/46	835	759,631
Government National Mortgage Assoc.	3.500	12/20/46	827	752,866
Government National Mortgage Assoc.	3.500	05/20/47	465	423,022
Government National Mortgage Assoc.	3.500	10/20/47	160	145,595
Government National Mortgage Assoc.	3.500	11/20/47	826	750,321
Government National Mortgage Assoc.	3.500	01/20/48	225	205,086
Government National Mortgage Assoc.	3.500	10/20/48	135	122,554
Government National Mortgage Assoc.	3.500	11/20/48	266	241,551
Government National Mortgage Assoc.	3.500	12/20/48	98	88,869
Government National Mortgage Assoc.	3.500	02/20/49	225	205,153
Government National Mortgage Assoc.	3.500	05/20/49	362	327,609
Government National Mortgage Assoc.	3.500	06/20/49	313	281,730
Government National Mortgage Assoc.	3.500	10/20/52	1,000	895,891
Government National Mortgage Assoc.	4.000	12/20/40	153	144,033
Government National Mortgage Assoc.	4.000	06/20/41	63	59,529
Government National Mortgage Assoc.	4.000	11/15/41	90	84,620
Government National Mortgage Assoc.	4.000	12/20/42	157	147,527
Government National Mortgage Assoc.	4.000	04/20/43	105	99,099
Government National Mortgage Assoc.	4.000	10/20/43	89	83,671
Government National Mortgage Assoc.	4.000	12/20/43	197	185,293
Government National Mortgage Assoc.	4.000	09/20/44	114	106,864
Government National Mortgage Assoc.	4.000	08/20/45	188	176,655
Government National Mortgage Assoc.	4.000	10/20/45	88	82,552
Government National Mortgage Assoc.	4.000	03/20/46	173	162,346
Government National Mortgage Assoc.	4.000	11/20/46	126	118,389
Government National Mortgage Assoc.	4.000	03/20/47	112	105,006
Government National Mortgage Assoc.	4.000	05/20/47	177	166,156
Government National Mortgage Assoc.	4.000	07/20/47	710	665,121
Government National Mortgage Assoc.	4.000	11/20/47	477	446,969
Government National Mortgage Assoc.	4.000	12/20/47	111	104,373

PGIM Core Bond Fund
Schedule of Investments as of October 31, 2022 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
U.S. Government Agency Obligations(Continued)

Government National Mortgage Assoc.	4.000%	06/20/48	1,541	$1,436,233
Government National Mortgage Assoc.	4.000	07/20/48	214	200,421
Government National Mortgage Assoc.	4.000	08/20/48	75	70,550
Government National Mortgage Assoc.	4.000	09/20/48	190	177,157
Government National Mortgage Assoc.	4.000	11/20/48	79	74,172
Government National Mortgage Assoc.	4.000	01/20/49	96	88,793
Government National Mortgage Assoc.	4.000	02/20/49	197	183,762
Government National Mortgage Assoc.	4.000	03/20/49	122	113,581
Government National Mortgage Assoc.	4.500	TBA(tt)	4,000	3,790,625
Government National Mortgage Assoc.	4.500	12/20/41	326	322,282
Government National Mortgage Assoc.	4.500	10/20/43	48	47,432
Government National Mortgage Assoc.	4.500	01/20/44	64	63,463
Government National Mortgage Assoc.	4.500	04/20/44	215	212,214
Government National Mortgage Assoc.	4.500	03/20/45	52	51,110
Government National Mortgage Assoc.	4.500	07/20/46	105	102,824
Government National Mortgage Assoc.	4.500	08/20/46	92	90,397
Government National Mortgage Assoc.	4.500	11/20/46	83	81,582
Government National Mortgage Assoc.	4.500	01/20/47	537	525,862
Government National Mortgage Assoc.	4.500	01/20/48	69	66,750
Government National Mortgage Assoc.	4.500	02/20/48	436	420,524
Government National Mortgage Assoc.	4.500	03/20/48	46	44,550
Government National Mortgage Assoc.	4.500	07/20/48	74	70,638
Government National Mortgage Assoc.	4.500	08/20/48	28	27,068
Government National Mortgage Assoc.	4.500	12/20/48	140	134,579
Government National Mortgage Assoc.	5.000	10/20/37	6	6,205
Government National Mortgage Assoc.	5.000	09/20/40	63	62,736
Government National Mortgage Assoc.	5.000	04/20/45	35	34,804
Government National Mortgage Assoc.	5.000	08/20/45	125	124,894
Government National Mortgage Assoc.	6.000	12/15/39	88	92,831
Tennessee Valley Authority, Sr. Unsec’d. Notes	1.500	09/15/31	645	498,471

Total U.S. Government Agency Obligations (cost $340,152,394)				297,978,545
U.S. Treasury Obligations 8.1%
U.S. Treasury Bonds	1.375	11/15/40	4,345	2,683,716
U.S. Treasury Bonds	1.750	08/15/41	11,990	7,823,475
U.S. Treasury Bonds	2.000	11/15/41	20,295	13,838,653
U.S. Treasury Bonds(k)	2.250	05/15/41	31,330	22,596,763
U.S. Treasury Bonds(h)	2.375	02/15/42	31,225	22,804,008
U.S. Treasury Bonds	2.875	05/15/52	7,625	5,921,289
U.S. Treasury Bonds	3.125	08/15/44	8,240	6,669,250
U.S. Treasury Notes(k)	0.125	01/15/24	155	146,766
U.S. Treasury Notes	2.750	08/15/32	40	35,819
U.S. Treasury Notes	4.125	10/31/27	190	189,050

PGIM Core Bond Fund
Schedule of Investments as of October 31, 2022 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
U.S. Treasury Obligations(Continued)
U.S. Treasury Strips Coupon	1.750%(s)	08/15/42	415	$167,313
U.S. Treasury Strips Coupon	2.014(s)	11/15/41	1,195	501,246
U.S. Treasury Strips Coupon(k)	2.062(s)	05/15/41	34,830	15,077,581
U.S. Treasury Strips Coupon	2.324(s)	05/15/42	1,195	488,176
U.S. Treasury Strips Coupon	2.335(s)	08/15/44	1,620	595,793
U.S. Treasury Strips Coupon	2.340(s)	02/15/43	3,590	1,422,818
U.S. Treasury Strips Coupon	2.394(s)	11/15/43	2,087	799,256
U.S. Treasury Strips Coupon(k)	2.434(s)	11/15/42	16,395	6,522,776
U.S. Treasury Strips Coupon	2.434(s)	11/15/45	575	201,272
U.S. Treasury Strips Coupon(k)	2.436(s)	02/15/46	415	143,937

Total U.S. Treasury Obligations (cost $152,270,017)				108,628,957

Total Long-Term Investments (cost $1,573,313,538)				1,338,333,162

	Shares
Short-Term Investments 2.7%
Affiliated Mutual Fund 0.5%
PGIM Institutional Money Market Fund (cost $7,013,628; includes $6,993,662 of cash collateral for securities on loan)(b)(we)	7,023,694	7,017,372
Unaffiliated Fund 2.2%
Dreyfus Government Cash Management (Institutional Shares) (cost $29,424,534)	29,424,534	29,424,534
Options Purchased*~ 0.0%
(cost $82,021)		19,111

Total Short-Term Investments (cost $36,520,183)		36,461,017

TOTAL INVESTMENTS, BEFORE OPTIONS WRITTEN 102.1% (cost $1,609,833,721)		1,374,794,179
Options Written*~ (0.0)%
(premiums received $78,605)		(17,578)

TOTAL INVESTMENTS, NET OF OPTIONS WRITTEN 102.1% (cost $1,609,755,116)		1,374,776,601
Liabilities in excess of other assets(z) (2.1)%		(28,354,865)

Net Assets 100.0%		$1,346,421,736

PGIM Core Bond Fund
Schedule of Investments as of October 31, 2022 (unaudited) (continued)

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.
A	Annual payment frequency for swaps
Aces	Alternative Credit Enhancements Securities
BABs	Build America Bonds
BOA	Bank of America, N.A.
CBOE	Chicago Board Options Exchange
CDX	Credit Derivative Index
CITI	Citibank, N.A.
CLO	Collateralized Loan Obligation
CMT	Constant Maturity Treasury
COFI	Cost of Funds Index
FHLMC	Federal Home Loan Mortgage Corporation
GMTN	Global Medium Term Note
GSI	Goldman Sachs International
IO	Interest Only (Principal amount represents notional)
JPM	JPMorgan Chase Bank N.A.
LIBOR	London Interbank Offered Rate
LP	Limited Partnership
M	Monthly payment frequency for swaps
MSI	Morgan Stanley & Co International PLC
MTN	Medium Term Note
OTC	Over-the-counter
PJSC	Public Joint-Stock Company
Q	Quarterly payment frequency for swaps
REITs	Real Estate Investment Trust
REMIC	Real Estate Mortgage Investment Conduit
SOFR	Secured Overnight Financing Rate
STRIPs	Separate Trading of Registered Interest and Principal of Securities
T	Swap payment upon termination
TBA	To Be Announced
USOIS	United States Overnight Index Swap

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
~	See tables subsequent to the Schedule of Investments for options detail.
^	Indicates a Level 3 instrument. The aggregate value of Level 3 instruments is $3,426 and 0.0% of net assets.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $6,846,725; cash collateral of $6,993,662 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Fund may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at October 31, 2022.
(cc)	Variable rate instrument. The rate shown is based on the latest available information as of October 31, 2022. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.
(ff)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.

PGIM Core Bond Fund
Schedule of Investments as of October 31, 2022 (unaudited) (continued)
(h)	Represents security, or a portion thereof, segregated as collateral for OTC derivatives.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(oo)	Perpetual security. Maturity date represents next call date.
(r)	Principal or notional amount is less than $500 par.
(s)	Represents zero coupon bond or principal only security. Rate represents yield to maturity at purchase date.
(tt)	All or partial principal amount represents “TBA” mortgage dollar rolls. The aggregate mortgage dollar roll principal amount of 22,000,000 is 1.6% of net assets.
(we)	PGIM Investments LLC, the manager of the Fund, also serves as manager of the PGIM Institutional Money Market Fund.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:
Forward Commitment Contracts
U.S. Government Agency Obligations	Interest Rate	Maturity Date	Settlement Date	Principal Amount (000)#		Value
Federal National Mortgage Assoc.	2.500%	TBA	11/14/22	(1,500)	$(1,227,432)
Federal National Mortgage Assoc.	3.500%	TBA	12/13/22	(4,000)	(3,513,552)
TOTAL FORWARD COMMITMENT CONTRACTS (proceeds receivable $4,768,516)					$(4,740,984)
Options Purchased:
OTC Swaptions
Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#	Value
CDX.NA.IG.38.V1, 06/20/27	Call	BOA	11/16/22	0.35%	1.00%(Q)	CDX.NA.IG.38. V1(Q)	4,620	$12
CDX.NA.IG.38.V1, 06/20/27	Call	CITI	11/16/22	0.35%	1.00%(Q)	CDX.NA.IG.38. V1(Q)	4,630	12
CDX.NA.IG.38.V1, 06/20/27	Call	GSI	11/16/22	0.35%	1.00%(Q)	CDX.NA.IG.38. V1(Q)	4,620	12
CDX.NA.IG.38.V1, 06/20/27	Call	MSI	11/16/22	0.35%	1.00%(Q)	CDX.NA.IG.38. V1(Q)	4,230	10
CDX.NA.IG.38.V1, 06/20/27	Call	MSI	11/16/22	0.35%	1.00%(Q)	CDX.NA.IG.38. V1(Q)	4,230	11
CDX.NA.IG.38.V1, 06/20/27	Put	MSI	11/16/22	0.85%	CDX.NA.IG.38. V1(Q)	1.00%(Q)	4,230	5,673
CDX.NA.IG.38.V1, 06/20/27	Put	MSI	11/16/22	0.88%	CDX.NA.IG.38. V1(Q)	1.00%(Q)	4,230	4,325
CDX.NA.IG.38.V1, 06/20/27	Put	BOA	11/16/22	0.90%	CDX.NA.IG.38. V1(Q)	1.00%(Q)	4,620	3,590
CDX.NA.IG.38.V1, 06/20/27	Put	CITI	11/16/22	0.93%	CDX.NA.IG.38. V1(Q)	1.00%(Q)	4,630	2,736
CDX.NA.IG.38.V1, 06/20/27	Put	GSI	11/16/22	0.93%	CDX.NA.IG.38. V1(Q)	1.00%(Q)	4,620	2,730
Total Options Purchased (cost $82,021)								$19,111

PGIM Core Bond Fund
Schedule of Investments as of October 31, 2022 (unaudited) (continued)
Options Written:
OTC Swaptions
Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#	Value
CDX.NA.IG.38.V1, 06/20/27	Call	MSI	11/16/22	0.75%	CDX.NA.IG.38. V1(Q)	1.00%(Q)	4,230	$(1,816)
CDX.NA.IG.38.V1, 06/20/27	Call	MSI	11/16/22	0.75%	CDX.NA.IG.38. V1(Q)	1.00%(Q)	4,230	(1,816)
CDX.NA.IG.38.V1, 06/20/27	Call	BOA	11/16/22	0.78%	CDX.NA.IG.38. V1(Q)	1.00%(Q)	4,620	(3,358)
CDX.NA.IG.38.V1, 06/20/27	Call	GSI	11/16/22	0.78%	CDX.NA.IG.38. V1(Q)	1.00%(Q)	4,620	(3,357)
CDX.NA.IG.38.V1, 06/20/27	Call	CITI	11/16/22	0.80%	CDX.NA.IG.38. V1(Q)	1.00%(Q)	4,630	(5,251)
CDX.NA.IG.38.V1, 06/20/27	Put	MSI	11/16/22	1.15%	1.00%(Q)	CDX.NA.IG.38. V1(Q)	4,230	(383)
CDX.NA.IG.38.V1, 06/20/27	Put	MSI	11/16/22	1.20%	1.00%(Q)	CDX.NA.IG.38. V1(Q)	4,230	(312)
CDX.NA.IG.38.V1, 06/20/27	Put	BOA	11/16/22	1.23%	1.00%(Q)	CDX.NA.IG.38. V1(Q)	4,620	(314)
CDX.NA.IG.38.V1, 06/20/27	Put	GSI	11/16/22	1.25%	1.00%(Q)	CDX.NA.IG.38. V1(Q)	4,620	(293)
CDX.NA.IG.38.V1, 06/20/27	Put	CITI	11/16/22	1.28%	1.00%(Q)	CDX.NA.IG.38. V1(Q)	4,630	(277)
GS_21-PJ2A^	Put	GSI	11/15/24	0.50%	0.50%(M)	GS_21-PJ2A(M)	7,150	(138)
GS_21-PJA††^	Put	GSI	06/17/24	0.25%	0.25%(M)	GS_21-PJA(M)	13,790	(263)
Total Options Written (premiums received $78,605)								$(17,578)
†† The value of the contract, GS_21-PJA is derived from the aggregate credit performance of a pool of senior prime jumbo mortgages. The pool of prime jumbo mortgages is reset monthly.
Options Purchased:
Centrally Cleared Swaptions
Description	Call/ Put	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#	Value at October 31, 2022	Unrealized Appreciation (Depreciation)
CDX.NA.IG.39.V1, 12/20/27	Put	12/21/22	1.03%	CDX.NA.IG.39. V1(Q)	1.00%(Q)	17,970	39,211	$(34,825)
CDX.NA.IG.39.V1, 12/20/27	Put	01/18/23	1.03%	CDX.NA.IG.39. V1(Q)	1.00%(Q)	17,970	57,310	(30,743)
Total Centrally Cleared Swaptions (cost $162,089)							$96,521	$(65,568)

PGIM Core Bond Fund
Schedule of Investments as of October 31, 2022 (unaudited) (continued)
Options Written:
Centrally Cleared Swaptions
Description	Call/ Put	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#	Value at October 31, 2022	Unrealized Appreciation (Depreciation)
CDX.NA.IG.39.V1, 12/20/27	Call	12/21/22	0.93%	CDX.NA.IG.39. V1(Q)	1.00%(Q)	17,970	(59,065)	$(17,375)
CDX.NA.IG.39.V1, 12/20/27	Call	01/18/23	0.90%	CDX.NA.IG.39. V1(Q)	1.00%(Q)	17,970	(54,492)	(16,755)
CDX.NA.IG.39.V1, 12/20/27	Put	12/21/22	1.28%	1.00%(Q)	CDX.NA.IG.39. V1(Q)	17,970	(13,512)	17,217
CDX.NA.IG.39.V1, 12/20/27	Put	01/18/23	1.30%	1.00%(Q)	CDX.NA.IG.39. V1(Q)	17,970	(23,645)	18,584
Total Centrally Cleared Swaptions (premiums received $152,385)							$(150,714)	$1,671

Futures contracts outstanding at October 31, 2022:
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions:
607	2 Year U.S. Treasury Notes	Dec. 2022	$124,060,367	$(2,611,371)
1,141	5 Year U.S. Treasury Notes	Dec. 2022	121,623,469	(4,785,035)
701	10 Year U.S. Treasury Notes	Dec. 2022	77,526,219	(4,108,292)
383	30 Year U.S. Ultra Treasury Bonds	Dec. 2022	48,892,344	(8,118,084)
				(19,622,782)
Short Positions:
515	10 Year U.S. Ultra Treasury Notes	Dec. 2022	59,731,956	5,214,009
559	20 Year U.S. Treasury Bonds	Dec. 2022	67,359,500	8,963,753
				14,177,762
				$(5,445,020)
Credit default swap agreement outstanding at October 31, 2022:
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at October 31, 2022(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on asset-backed and/or mortgage-backed securities - Sell Protection(2)^:
GS_21-PJ2-A	11/14/22	0.500%(M)	2,865	0.500%	$1,948	$(55)	$2,003	GSI
GS_21-PJA	11/14/22	0.250%(M)	5,526	*	1,879	(53)	1,932	GSI
					$3,827	$(108)	$3,935

PGIM Core Bond Fund
Schedule of Investments as of October 31, 2022 (unaudited) (continued)
Credit default swap agreement outstanding at October 31, 2022 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Value at Trade Date	Value at October 31, 2022	Unrealized Appreciation (Depreciation)
Centrally Cleared Credit Default Swap Agreement on credit indices - Buy Protection(1):
CDX.NA.IG.39.V1	12/20/27	1.000%(Q)	29,065	$(20,888)	$(161,858)	$(140,970)
The Fund entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.
(1)	If the Fund is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	If the Fund is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	Notional amount represents the maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements where the Fund is the seller of protection as of the reporting date serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.
*	When an implied credit spread is not available, reference the fair value of credit default swap agreements on credit indices and asset-backed securities. Where the Fund is the seller of protection, it serves as an indicator of the current status of the payment/performance risk and represents the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the reporting date. Increasing fair value in absolute terms, when compared to the notional amount of the swap, represents a deterioration of the referenced

PGIM Core Bond Fund
Schedule of Investments as of October 31, 2022 (unaudited) (continued)
entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

Total return swap agreements outstanding at October 31, 2022:
Reference Entity	Financing Rate	Counterparty	Termination Date	Long (Short) Notional Amount (000)#(1)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(2)
OTC Total Return Swap Agreements:
Total Return Benchmark Bond Index(T)	1 Day USOIS -50bps(Q)/ 2.580%	JPM	03/20/23	(7,526)	$58,864	$—	$58,864
U.S. Treasury Bond(T)	1 Day USOIS +7bps(T)/ 3.150%	GSI	01/31/23	22,845	(402,526)	—	(402,526)
					$(343,662)	$—	$(343,662)
(1)	On a long total return swap, the Fund receives payments for any positive return on the reference entity (makes payments for any negative return) and pays the financing rate. On a short total return swap, the Fund makes payments for any positive return on the reference entity (receives payments for any negative return) and receives the financing rate.
(2)	Upfront/recurring fees or commissions, as applicable, are included in the net unrealized appreciation (depreciation).
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).